PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Class 1 and Class 2 Shares

(“the Fund”)

The date of this Prospectus is May 1, 2011.

ACCOUNTS OF THE FUND

Equity Accounts	Asset Allocation Accounts
Diversified International Account (Class 1 & 2)	Asset Allocation Account (Class 1)
Equity Income Account (Class 1 & 2)	Balanced Account (Class 1)
International Emerging Markets Account (Class 1)	Principal LifeTime Accounts
LargeCap Blend Account II (Class 1 & 2)	2010 Account (Class 1)
LargeCap Growth Account (Class 1 & 2)	2020 Account (Class 1)
LargeCap Growth Account I (Class 1)	2030 Account (Class 1)
LargeCap S&P 500 Index Account (Class 1)	2040 Account (Class 1)
LargeCap Value Account (Class 1)	2050 Account (Class 1)
MidCap Blend Account (Class 1 & 2)	Strategic Income Account (Class 1)
Real Estate Securities Account (Class 1 & 2)	Strategic Asset Management Portfolios
SmallCap Blend Account (Class 1)	Balanced Portfolio (Class 1 & 2)
SmallCap Growth Account II (Class 1 & 2)	Conservative Balanced Portfolio (Class 1 & 2)
SmallCap Value Account I (Class 1 & 2)	Conservative Growth Portfolio (Class 1 & 2)
Flexible Income Portfolio (Class 1 & 2)
Fixed-Income Accounts	Strategic Growth Portfolio (Class 1 & 2)
Bond & Mortgage Securities Account (Class 1)
Government & High Quality Bond Account (Class 1 & Class 2)
Money Market Account (Class 1 & 2)
Short-Term Income Account (Class 1 & 2)

This prospectus describes a mutual fund organized by Principal Life Insurance Company® (“Principal Life”). The Fund
provides a choice of investment objectives through the Accounts listed above.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
ACCOUNT SUMMARIES
Asset Allocation Account	5
Balanced Account	8
Bond & Mortgage Securities Account	11
Diversified International Account	14
Equity Income Account	17
Government & High Quality Bond Account	20
International Emerging Markets Account	23
LargeCap Blend Account II	26
LargeCap Growth Account	29
LargeCap Growth Account I	32
LargeCap S&P 500 Index Account	35
LargeCap Value Account	38
MidCap Blend Account	41
Money Market Account	44
Principal LifeTime Accounts
Principal LifeTime 2010 Account	47
Principal LifeTime 2020 Account	52
Principal LifeTime 2030 Account	57
Principal LifeTime 2040 Account	62
Principal LifeTime 2050 Account	67
Principal LifeTime Strategic Income Account	72
Real Estate Securities Account	76
Short-Term Income Account	79
SmallCap Blend Account	82
SmallCap Growth Account II	85
SmallCap Value Account I	88
Strategic Asset Management Portfolios
Balanced Portfolio	91
Conservative Balanced Portfolio	95
Conservative Growth Portfolio	99
Flexible Income Portfolio	103
Strategic Growth Portfolio	107
CERTAIN INFORMATION COMMON TO ALL ACCOUNTS	111
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS	111
PORTFOLIO HOLDINGS INFORMATION	128
MANAGEMENT OF THE FUND	128
PRICING OF ACCOUNT SHARES	136
DIVIDENDS AND DISTRIBUTIONS	137
TAX INFORMATION	138
DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY COMPENSATION	138
ONGOING FEES	139
GENERAL INFORMATION ABOUT AN ACCOUNT	140
Frequent Trading and Market Timing (Abusive Trading Practices)	140
Eligible Purchasers	141
Shareholder Rights	141
Purchase of Account Shares	142
Sale of Account Shares	142
Restricted Transfers	143
Financial Statements	143

FINANCIAL HIGHLIGHTS	143
APPENDIX A – INDEX ABBREVIATIONS	160
APPENDIX B – DESCRIPTION OF BOND RATINGS	161
ADDITIONAL INFORMATION	166

ASSET ALLOCATION ACCOUNT

Objective: The Account seeks to generate a total investment return consistent with preservation of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.80%
Other Expenses	0.09
Total Annual Account Operating Expenses	0.89%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Balanced Account – Class 1	$91	$284	$493	$1,096

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 188.0% of the average value of its portfolio.

Principal Investment Strategies
The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country, economic sector, and currency.

Although the Account does not allocate a specific percentage of its assets to a class, over time, the asset mix usually will be within the following ranges:
• 25% to 75% in equity securities;
• 25% to 60% in fixed-income securities; and
• 0% to 40% in money market instruments.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account's assets among different types of investments in different markets. From time-to-time, the Sub-Advisor changes the Account's allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency, in order to keep the portfolio in alignment with its global investment outlook.

The Account may invest up to 25% of its assets in foreign securities. The Account may invest in high yield
(commonly known as "junk bonds"; rated BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by
Moody's) securities. Fixed income securities may include U.S. government securities and U.S. government sponsored securities. The Account may invest in small cap stocks, which as of the most recent calendar year end ranged between $0.0 billion and $5.2 billion, as defined by the Russell 2000® Index, and mid cap stocks, which as of the most recent calendar year end ranged between $0.2 billion and $21.8 billion, as defined by the Russell Midcap
Index.

The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage the equity exposure, money market futures and government bond futures to manage the fixed-income exposure, and forward currency contracts to hedge currency risk within the portfolio.

Principal Risks
The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term growth.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Asset Allocation Account - Class 1	9.10%	4.19%	3.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	3.50

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Morgan Stanley Investment Management Inc.
• Mark Bavoso (since 2010), Managing Director
• Henry McVey (since 2009), Managing Director

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

BALANCED ACCOUNT

Objective: The Account seeks to generate a total return consisting of current income and capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.60%
Other Expenses	0.06
Total Annual Account Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Balanced Account – Class 1	$67	$211	$368	$822

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 209.0% of the average value of its portfolio.

Principal Investment Strategies
The Account seeks growth of capital and current income by investing primarily in equity securities and corporate bonds. It may also invest in government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, equity securities generally represent 50% to 70% of the Account's assets. The remainder of the Account's assets is invested in bonds and cash.
The Account utilizes an asset allocation approach that primarily focuses on asset class allocation (equity versus fixed income) and secondarily growth versus value, domestic versus foreign, and market capitalization size.

The Account may invest in below investment grade securities (rated BB+ or lower by S&P or Ba1 or lower by
Moody's, commonly known as "junk bonds"). The Account may invest in small cap stocks, which as of the most recent calendar year end ranged between $0.0 billion and $5.2 billion, as defined by the Russell 2000® Index, and mid cap stocks, which as of the most recent calendar year end ranged between $0.2 billion and $21.8 billion, as defined by the Russell Midcap Index. The account may actively trade securities in an attempt to achieve its objective.

The Account may utilize derivative strategies. Specifically, the Account may invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure.

During the fiscal year ended December 31, 2010, the average ratings of the Account's fixed income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

56.58% in securities rated Aaa	5.81% in securities rated Ba	0.03% in securities rated C
5.42% in securities rated Aa	3.35% in securities rated B	0.04% in securities rated D
10.02% in securities rated A	1.94% in securities rated Caa	0.65% in securities not rated
16.09% in securities rated Baa	0.07% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking current income as well as long-term growth of capital.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The blended index is used to show the performance of the various asset classes used by the Account.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Balanced Account - Class 1	13.62%	2.23%	2.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84
60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for
fees, expenses, or taxes)	12.13	4.08	3.53

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts – Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

BOND & MORTGAGE SECURITIES ACCOUNT

Objective: The Account seeks to provide current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.44%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.45%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Bond & Mortgage Securities Account - Class 1	$46	$144	$252	$567

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 297.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account may also invest in foreign securities, and up to 20% of its assets in non-investment grade securities ("junk bonds) which are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the
Account maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Account may actively trade securities to achieve its investment objective and enter into dollar roll transactions which may involve leverage. The Account may utilize derivative strategies. Specifically, the Account may invest in
Treasury futures to manage the fixed-income exposure and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

During the fiscal year ended December 31, 2010, the average ratings of the Account’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

52.39% in securities rated Aaa	6.39% in securities rated Ba	0.03% in securities rated C
6.82% in securities rated Aa	5.20% in securities rated B	0.03% in securities rated D
9.40% in securities rated A	2.24% in securities rated Caa	1.16% in securities not rated
16.27% in securities rated Baa	0.07% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Bond & Mortgage Securities Account - Class 1	11.65%	3.91%	4.88%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• William C. Armstrong (since 2000), Portfolio Manager
• Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

DIVERSIFIED INTERNATIONAL ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.06	0.06
Total Annual Account Operating Expenses	0.89%	1.14%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares
	1	3	5	10
Diversified International Account - Class 1	$ 91	$284	$493	$1,096
Diversified International Account - Class 2	116	362	628	1,386

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 110.0% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and Australasia; however, the
Account may also invest in emerging market securities. The Account will invest in equity securities of small, medium, and large capitalization companies. The Account may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Diversified International - Class 1 (inception 05/02/1994)	13.18%	2.86%	3.79%
Diversified International - Class 2 (inception 01/08/2007)	12.91	2.58	3.53
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15	4.82	5.54

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

EQUITY INCOME ACCOUNT

Objective: The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.00	0.00
Total Annual Account Operating Expenses	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares
	1	3	5	10
Equity Income Account - Class 1	$52	$164	$285	$640
Equity Income Account - Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 23.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in dividend-paying equity securities.
The Account usually invests in equity securities of companies with large market capitalizations (which as of the most recent calendar year end ranged between $1.6 billion and $364.1 billion, as defined by the S&P 500 Index), but may also invest in equity securities of companies with medium market capitalizations (which as of the most recent calendar year end ranged between $0.2 billion and $21.8 billion, as defined by the Russell Midcap Index). The
Account invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Account will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Account may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Equity Income Account - Class 1 (inception 04/28/1998)	16.18%	2.75%	6.33%
Equity Income Account - Class 2 (inception 05/01/2001)	15.88	2.50	6.09
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51	1.28	3.26

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager
• David W. Simpson (since 2008), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND ACCOUNT

Objective: The Account seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.00	0.00
Total Annual Account Operating Expenses	0.50%	0.75%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Government & High Quality Bond Account - Class 1	$51	$160	$280	$628
Government & High Quality Bond Account - Class 2	77	240	417	930

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 79.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Account maintains an average portfolio duration between one and 4.5 years.

The Account may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the predecessor Fund were modified. As a result, the predecessor Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Account’s investment philosophy than the Citigroup Mortgage Index and is a better fit for the portfolio manager’s investment process. The new index has more readily available detailed information for the portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund’s peer group.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Government & High Quality Bond Account - Class 1 (inception 05/06/1993)	5.85%	5.60%	5.27%
Government & High Quality Bond Account - Class 2 (inception 11/06/2001)	5.65	5.34	5.01
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	5.50	6.38	5.91
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50	6.37	5.94

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

INTERNATIONAL EMERGING MARKETS ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	1.25%
Other Expenses	0.14
Total Annual Account Operating Expenses	1.39%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
International Emerging Markets Account - Class 1	$142	$440	$761	$1,669

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 102.3% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of foreign companies, which are:
• companies with their principal place of business or principal office in emerging market countries or
• companies for which their principal securities trading market is an emerging market country.

For this Account, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe.
Investing in many emerging market countries is not feasible or may involve unacceptable political risk. The Account will invest in equity securities of small, medium, and large capitalization companies. The Account may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
International Emerging Markets - Class 1	18.67%	12.17%	15.27%
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88	12.78	15.89

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

LARGECAP BLEND ACCOUNT II

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.02	0.02
Total Annual Account Operating Expenses	0.77%	1.02%
Fee Waiver(1)	0.02	0.02
Total Annual Account Operating Expenses after Fee Waiver	0.75%	1.00%
(1) Principal Management Corporation has contractually agreed to limit the Account’s Management Fees through the period ending April 30,
2012. The fee waiver will reduce the Account’s Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Blend Account II - Class 1	$ 77	$243	$425	$ 952
LargeCap Blend Account II - Class 2	102	322	561	1,245

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 34.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index
(as of the most recent calendar year end, this range was between approximately $1.6 billion and $364.1billion)) at the time of purchase.

Employing a "blend" strategy, the Account's assets are invested in equity securities with both growth and/or value characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued.
The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks

The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(05/01/2002)
LargeCap Blend Account II - Class 1 (inception 05/01/2002)	13.25%	2.60%	3.74%
LargeCap Blend Account II - Class 2 (inception 01/08/2007)	12.97	2.35	3.53
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	3.73

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

LARGECAP GROWTH ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.69%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Growth Account - Class 1	$70	$221	$384	$ 859
LargeCap Growth Account - Class 2	96	300	520	1,155

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 61.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately $0.2 billion and $364.1 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Growth Account - Class 1 (inception 05/02/1994)	18.38%	2.97%	-0.53%
LargeCap Growth Account - Class 2 (inception 01/08/2007)	18.05	2.71	-0.78
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71	3.75	0.02

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager
• Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

LARGECAP GROWTH ACCOUNT I

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.77%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.78%
Fee Waiver(1)	0.02
Total Annual Account Operating Expenses after Fee Waiver	0.76%
(1) Principal Management Corporation has contractually agreed to limit the Account’s Management Fees through the period ending April 30,
2012. The fee waiver will reduce the Account’s Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Growth Account I - Class 1	$78	$246	$431	$964

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 54.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000®
Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and
$364.1 billion)) at the time of purchase. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account may also invest in securities of foreign companies.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Growth I - Class 1	19.61%	4.57%	1.32%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71	3.75	0.02

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
•	Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

LARGECAP S&P 500 INDEX ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.25%
Other Expenses	0.02
Total Annual Account Operating Expenses	0.27%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap S&P 500 Index Account - Class 1	$28	$87	$152	$343

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 21.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $1.6 billion and $364.1 billion. The Account employs a passive investment approach designed to attempt to track the performance of the Index. The Account may utilize derivative strategies.
Specifically, the Account invests in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500® " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Account.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap S&P 500 Index - Class 1	14.67%	2.06%	1.11%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

LARGECAP VALUE ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.60%
Other Expenses	0.01
Total Annual Account Operating Expenses	0.61%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
LargeCap Value Account - Class 1	$62	$195	$340	$762

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 214.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.2 billion and $364.1 billion) at the time of purchase. The Account invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Account may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Value Account - Class 1	14.08%	0.61%	2.11%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51	1.28	3.26

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• Jeffrey A. Schwarte (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

MIDCAP BLEND ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.57%	0.82%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
MidCap Blend Account - Class 1	$58	$183	$318	$ 714
MidCap Blend Account - Class 2	84	262	455	1,014

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 20.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately $0.2 billion and $21.8 billion) at the time of purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Blend Account - Class 1 (inception 12/18/1987)	24.10%	6.52%	7.48%
MidCap Blend Account - Class 2 (inception 09/09/2009)	23.83	6.23	7.20
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48	4.66	6.54

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

MONEY MARKET ACCOUNT

Objective: The Account seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.46%	0.71%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Money Market Account - Class 1	$47	$148	$258	$579
Money Market Account - Class 2	73	227	395	883

Principal Investment Strategies
The Account seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Account maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Account's assets may rise or fall.

Principal Risks
The Account may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.

An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Money Market Account - Class 1 (inception 03/18/1983)	0.00%	2.46%	2.19%
Money Market Account - Class 2 (inception 01/08/2007)	0.00	2.29	1.92
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees,
expenses, or taxes)	0.15	2.50	2.42

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader and Portfolio Manager

For Important Information About:
• taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

• financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

PRINCIPAL LIFETIME 2010 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.61
Total Annual Account Operating Expenses	0.65%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Account - Class 1	$66	$208	$362	$810

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 42.1% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
(“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account’s underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index were 30.9% Russell
3000 Index, 10.1% MSCI - EAFE Index NDTR D, and 59.0% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
			Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2010 - Class 1	13.93%	2.78%	4.54%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.19
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93	2.74	5.04
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	6.79
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.32	3.87	4.92

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

PRINCIPAL LIFETIME 2020 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.63
Total Annual Account Operating Expenses	0.67%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares
	1	3	5	10
Principal LifeTime 2020 Account - Class 1	$68	$214	$373	$835

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 37.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
(“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account’s performance companies to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal Lifetime 2020 Blended Index were 49.0% Russell 3000 Index, 19.85% MSCI - EAFE Index NDTR D,
and 31.15% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
			Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2020 - Class 1	15.05%	3.12%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93	2.74	5.04
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.19
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	6.79
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40	3.56	5.11

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

PRINCIPAL LIFETIME 2030 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.03%
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.65
Total Annual Account Operating Expenses	0.69%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares
	1	3	5	10
Principal LifeTime 2030 Account - Class 1	$70	$221	$384	$859

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.2% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
(“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index were 54.1% Russell 3000 Index, 22.75% MSCI - EAFE Index NDTR D,
and 23.15% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
			Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2030 - Class 1	15.40%	2.74%	4.87%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93	2.74	5.04
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.19
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	6.79
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.04	3.18	5.03

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
•	James W. Fennessey (since 2007), Vice President
•	Jeffrey R. Tyler (since 2011), Vice President
•	Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

PRINCIPAL LIFETIME 2040 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.03%
Other Expenses	0.03
Acquired Fund (Underlying Fund) Operating Expenses	0.66
Total Annual Account Operating Expenses	0.72%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares
	1	3	5	10
Principal LifeTime 2040 Account - Class 1	$74	$230	$401	$894

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 41.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
(“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Account is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index were 58.6% Russell 3000 Index, 25.8% MSCI - EAFE Index NDTR D, and
15.6% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
			Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2040 - Class 1	15.81%	2.62%	5.03%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93	2.74	5.04
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	6.79
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.19
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.48	2.94	5.07

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

PRINCIPAL LIFETIME 2050 ACCOUNT

Objective: The Account seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.03%
Other Expenses	0.05
Acquired Fund (Underlying Fund) Operating Expenses	0.67
Total Annual Account Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares
	1	3	5	10
Principal LifeTime 2050 Account - Class 1	$77	$240	$417	$930

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 45.1% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc.
(“PVC”) Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global
Investors, LLC (“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Account. At that time, the Account may be combined with that Account if the
Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.
There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The MSCI - EAFE Index NDTR D is used to show international stock performance. The Barclays Capital Aggregate
Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index were 60.7% Russell 3000 Index, 29.5% MSCI - EAFE Index NDTR D, and
9.8% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
			Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime 2050 - Class 1	16.21%	2.55%	5.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93	2.74	5.04
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	6.79
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.19
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77	2.94	5.29

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

Objective: The Account seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.03%
Other Expenses	0.02
Acquired Fund (Underlying Fund) Operating Expenses	0.55
Total Annual Account Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
		Number of years you own your shares
	1	3	5	10
Principal LifeTime Strategic Income Account – Class 1	$61	$192	$335	$750

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 40.5% of the average value of its portfolio.

Principal Investment Strategies
The Account invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real estate investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The
Account’s asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC
(“PGI”), to assist in managing the Account.

Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances.
Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.

There is no guarantee that this Account will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. An investment in the Account is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Account that are inherent in the fund of funds, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

The Russell 3000 Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI - EAFE Index NDTR D is used to show international stock performance. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index were
18.0% Russell 3000 Index, 4.4% MSCI - EAFE Index NDTR D, and 77.6% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
			Life of Account
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	(08/30/2004)
Principal LifeTime Strategic Income - Class 1	11.24%	2.55%	3.99%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.19
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93	2.74	5.04
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75	2.46	6.79
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees,
expenses, or taxes)	8.92	5.32	5.64

Management

Investment Advisor and Portfolio Managers:
Principal Management Corporation
• James W. Fennessey (since 2007), Vice President
• Jeffrey R. Tyler (since 2011), Vice President
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

REAL ESTATE SECURITIES ACCOUNT

Objective: The Account seeks to generate a total return.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Total Annual Account Operating Expenses	0.89%	1.14%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Number of years you own your shares
	1	3	5	10
Real Estate Securities Account - Class 1	$ 91	$284	$493	$1,096
Real Estate Securities Account - Class 2	116	362	628	1,386

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 48.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For this Account's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.
The Account will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.

The Account may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.

The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more diversified fund.

Principal Risks
The Account may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Real Estate Securities Account - Class 1 (inception 05/01/1998)	25.70%	4.12%	11.99%
Real Estate Securities Account - Class 2 (inception 01/08/2007)	25.29	3.86	11.73
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48	2.99	10.57

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Matt Richmond (since 2010), Portfolio Manager
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

SHORT-TERM INCOME ACCOUNT

Objective: The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.02	0.02
Total Annual Account Operating Expenses	0.51%	0.76%
Expense Reimbursement(1)	0.01	0.01
Total Annual Account Operating Expenses after Expense Reimbursement	0.50%	0.75%

(1) Principal Management Corporation has contractually agreed to reduce the Account’s expenses by 0.01% through the period ending April 30,
2012. This agreement can be terminated by mutual agreement of the parties (Principal Variable Contract Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
		Number of years you own your shares
	1	3	5	10
Short-Term Income Account - Class 1	$51	$162	$284	$639
Short-Term Income Account - Class 2	77	241	421	941

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 85.4% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31, 2010 was 1.9 years. The
Account's investments may also include corporate securities, U.S. and foreign government securities, mortgage-
backed and asset-backed securities, and real estate investment trust securities.

The Account may invest in securities denominated in foreign currencies and in securities of foreign issuers. The
Account may utilize derivative strategies. Specifically, the Account may invest in Treasury futures to manage fixed income exposure.

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index and is a better fit for the portfolio manager’s investment process. The new index has more readily available detailed information for the portfolio managers to use when managing the portfolio and its risks and is more widely used in the fund’s peer group.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
Short-Term Income Account - Class 1 (inception 01/12/1994)	4.20%	4.48%	4.59%
Short-Term Income Account - Class 2 (inception 11/06/2001)	4.37	4.23	4.36
Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15	5.27	5.09
Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	3.95	5.12	5.10

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2010), Portfolio Manager
• Ryan P. McCann (since 2010), Portfolio Manager
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

SMALLCAP BLEND ACCOUNT

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management Fees	0.85%
Other Expenses	0.03
Acquired Fund Fees and Expenses	0.04
Total Annual Account Operating Expenses	0.92%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
		Number of years you own your shares
	1	3	5	10
SmallCap Blend Account - Class 1	$94	$293	$509	$1,131

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 69.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.0 billion and $5.2 billion)) at the time of purchase.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The
Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SmallCap Blend Account - Class 1	24.26%	1.93%	3.71%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85	4.47	6.33

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

SMALLCAP GROWTH ACCOUNT II

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.05	0.05
Total Annual Account Operating Expenses	1.05%	1.30%
Fee Waiver(1)	0.02	0.02
Total Annual Account Operating Expenses after Fee Waiver	1.03%	1.28%

(1) Principal Management Corporation has contractually agreed to limit the Account’s Management Fees through the period ending April 30,
2012. The fee waiver will reduce the Account’s Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares
	1	3	5	10
SmallCap Growth Account II - Class 1	$105	$331	$577	$1,280
SmallCap Growth Account II - Class 2	130	409	710	1,565

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 82.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or
2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase. The
Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SmallCap Growth Account II - Class 1 (inception 05/01/1998)	26.93%	2.40%	-3.28%
SmallCap Growth Account II - Class 2 (inception 01/08/2007)	26.69	2.14	-3.55
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09	5.30	3.78

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
•	Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
•	Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
•	Peter J. Niedland (since 2009), Portfolio Manager
•	Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
•	Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

SMALLCAP VALUE ACCOUNT I

Objective: The Account seeks long-term growth of capital.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	1.09%	1.09%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.04	0.04
Acquired Fund Fees and Expenses	0.12	0.12
Total Annual Account Operating Expenses	1.25%	1.50%
Fee Waiver(1) and Expense Reimbursement(2)	0.14	0.14
Total Annual Account Operating Expenses after Fee Waiver and Expense Reimbursement	1.11%	1.36%

(1)	Principal Management Corporation has contractually agreed to limit the Account’s Management Fees through the period ending April 30,
2012. The fee waiver will reduce the Account’s Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts Funds, Inc. and Principal
Management Corporation).
(2)	Principal Management Corporation has contractually agreed to limit the Account’s expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30, 2012. The expense limits will maintain a total level of operating expenses, not including Acquired Fund Fees and
Expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 shares and 1.24% for Class 2 shares. This agreement can be terminated by mutual agreement of the parties (Principal Variable Contracts
Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
		Number of years you own your shares
	1	3	5	10
SmallCap Value Account I - Class 1	$113	$378	$668	$1,495
SmallCap Value Account I - Class 2	138	456	801	1,774

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 63.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately
$0.02 billion and $4.1 billion)) at the time of purchase. The Account invests in value equity securities; the value orientation selection emphasizes buying equity securities that appear to be undervalued. The Account's assets may be invested in foreign securities and real estate investment trusts.

Principal Management Corporation invests between 10% and 40% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the
Account's benchmark index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	23.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.12%

Average Annual Total Returns (%)
For the periods ended December 31, 2010		Past 1 Year	Past 5 Years	Past 10 Years
SmallCap Value Account I - Class 1 (inception 05/01/1998)		26.06%	1.40%	7.41%
SmallCap Value Account I - Class 2 (inception 01/08/2007)		25.81	1.18	7.19
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		24.50	3.52	8.42

Management

Investment Advisor and Portfolio Manager:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
J.P. Morgan Investment Management, Inc.
•	Christopher T. Blum (since 2001), Managing Director, Chief Investment Officer of the U.S. Behavioral Finance
Group
•	Dennis S. Ruhl (since 2001), Managing Director, head of the U.S. Behavioral Finance Small Cap Equity Group

Mellon Capital Management Corporation
•	Warren Chiang (since 2011), Managing Director, Head of Active Equity Strategies
•	Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
•	Adam T. Logan (since 2011), Vice President, Senior Portfolio Manager, Active Equities Strategies

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expense	0.64	0.64
Total Annual Account Operating Expenses	0.88%	1.13%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
		Number of years you own your shares
	1	3	5	10
Balanced Portfolio - Class 1	$ 90	$281	$488	$1,084
Balanced Portfolio - Class 2	115	359	622	1,375

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.3% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios indirectly through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SAM Balanced Portfolio - Class 1 (inception 06/03/1997)	13.61%	4.53%	5.03%
SAM Balanced Portfolio - Class 2 (inception 11/06/2001)	13.34	4.29	4.78
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13	4.08	3.53

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.60	0.60
Total Annual Account Operating Expenses	0.84%	1.09%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Number of years you own your shares
	1	3	5	10
Conservative Balanced Portfolio - Class 1	$ 86	$268	$466	$1,037
Conservative Balanced Portfolio - Class 2	111	347	601	1,329

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 34.4% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios
indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios indirectly through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed. Accordingly, the performance of the predecessor fund shown above may not reflect what the predecessor fund’s performance would have been under its current investment objective and policies. The predecessor fund’s performance between 1999 and 2003 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SAM Conservative Balanced Portfolio - Class 1 (inception 04/23/1998)	11.84%	5.08%	5.45%
SAM Conservative Balanced Portfolio - Class 2 (inception 11/06/2001)	11.73	4.83	5.19
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	10.41	4.78	4.42

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.67	0.67
Total Annual Account Operating Expenses	0.91%	1.16%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Conservative Growth Portfolio - Class 1	$ 93	$290	$504	$1,120
Conservative Growth Portfolio - Class 2	118	368	638	1,409

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 42.2% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-
income fund
• Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios indirectly through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The Barclays Capital Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for
Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SAM Conservative Growth Portfolio - Class 1 (inception 06/03/1997)	15.22%	3.50%	4.07%
SAM Conservative Growth Portfolio - Class 2 (inception 11/06/2001)	14.92	3.24	3.81
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68	3.25	2.53

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.57	0.57
Total Annual Account Operating Expenses	0.81%	1.06%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Flexible Income Portfolio - Class 1	$ 83	$259	$450	$1,002
Flexible Income Portfolio - Class 2	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 31.5% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund
• Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios
indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios indirectly through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the fund’s expenses. Performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

The S&P 500 Index is used to show performance of the large cap U.S. equity market. Performance of a blended index shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for Capital Benchmark 25/75 are 25% S&P 500 Index are 75% Barclays Capital Aggregate Bond Index.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SAM Flexible Income Portfolio - Class 1 (inception 09/09/1997)	10.51%	5.32%	5.64%
SAM Flexible Income Portfolio - Class 2 (inception 11/06/2001)	10.26	5.06	5.38
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54	5.80	5.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41
Capital Benchmark (25/75) (reflects no deduction for fees, expenses or taxes)	9.03	5.22	5.01

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests.

Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25
Other Expenses	0.01	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.69	0.69
Total Annual Account Operating Expenses	0.93%	1.18%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Strategic Growth Portfolio - Class 1	$ 95	$296	$515	$1,143
Strategic Growth Portfolio - Class 2	120	375	649	1,432

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 51.7% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-
income fund
• Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios indirectly through the underlying funds to (in alphabetical order):

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging market countries markets are less developed and liquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios indirectly through the underlying funds to (in alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly though the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the
Account’s performance from year to year and by showing how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future.
Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses. Performance reflects the performance of the predecessor fund, and performance of the Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Average Annual Total Returns (%)
For the periods ended December 31, 2010	Past 1 Year	Past 5 Years	Past 10 Years
SAM Strategic Growth Portfolio - Class 1 (inception 06/03/1997)	16.40%	2.84%	3.32%
SAM Strategic Growth Portfolio - Class 2 (inception 11/06/2001)	16.18	2.59	3.09
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06	2.29	1.41

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charles D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	taxes, please turn to “Certain Information Common to all Accounts - Tax Information” at page 111 of the
Prospectus and

•	financial intermediary compensation, please turn to “Certain Information Common to all Accounts - Payments to
Broker-Dealers and Other Financial Intermediaries” at page 111 of the Prospectus.

CERTAIN INFORMATION COMMON TO ALL ACCOUNTS

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's Web site for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Account's investment objective is described in the summary section for each Account. The summary section also describes each Account's principal investment strategies, including the types of securities in which the Account invests, and the principal risks of investing in the Account. The principal investment strategies are not the only investment strategies available to the Accounts, but they are the ones the Accounts primarily use to achieve their investment objectives.

The Board of Directors may change an Account's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Account. If there is a material change to the Account's investment objective or investment strategies, you should consider whether the Account remains an appropriate investment for you. There is no guarantee that an Account will meet its objective.

The investment strategies identified in this section provide specific information about the Accounts, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the
Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-
income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.
Each Account is designed to be a portion of an investor's portfolio. None of the Accounts is intended to be a complete investment program. Investors should consider the risks of each Account before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Accounts.

Each Account is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Account.

The following table lists the Accounts and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Account. The risks described below for the Accounts that operate as fund of funds - Principal LifeTime Accounts and the Strategic Asset Management
("SAM") Portfolios - are risks at the fund of funds level. These Accounts are also subject to the risks of the underlying funds in which they invest. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks. The term “Account,” as used in this section, includes any of the underlying funds of Principal Funds, Inc. in which the SAM Portfolios or Principal LifeTime Accounts may invest from time to time, at the discretion of Principal or the Sub-Advisor.

BOND &
INVESTMENT STRATEGIES	ASSET		MORTGAGE	DIVERSIFIED
AND RISKS	ALLOCATION	BALANCED	SECURITIES	INTERNATIONAL
Bank Loans (also known as	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Principal	Principal	Non-Principal
Equity Securities	Principal	Principal	Not Applicable	Principal
Exchange Traded Funds	Non-Principal	Non-Principal	Not Applicable	Non-Principal
(ETFs)
Fixed-Income Securities	Principal	Principal	Principal	Non-Principal
Foreign Securities	Principal	Non-Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Principal	Principal	Principal	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Non-Principal	Not Applicable	Non-Principal
("IPOs")
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Municipal Obligations and	Non-Principal	Non-Principal	Principal	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Principal	Principal	Principal	Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Trusts
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Principal	Principal	Non-Principal	Principal
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Measures
Underlying Funds	Not Applicable	Not Applicable	Principal	Principal
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

		GOVERNMENT &	INTERNATIONAL
INVESTMENT STRATEGIES	EQUITY	HIGH QUALITY	EMERGING	LARGECAP	LARGECAP
AND RISKS	INCOME	BOND	MARKETS	BLEND II	GROWTH
Bank Loans (also known as	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
(ETFs)
Fixed-Income Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Principal	Not Applicable	Principal	Non-Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
("IPOs")
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Trusts
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Measures
Underlying Funds	Principal	Principal	Principal	Not Applicable	Principal
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

INVESTMENT STRATEGIES	LARGECAP	LARGECAP S&P	LARGECAP
AND RISKS	GROWTH I	500 INDEX	VALUE	MIDCAP BLEND	MONEY MARKET
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Equity Securities	Principal	Principal	Principal	Principal	Not Applicable
Exchange Traded Funds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
(ETFs)
Fixed-Income Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
("IPOs")
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Trusts
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Non-Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Measures
Underlying Funds	Principal	Principal	Principal	Principal	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

PRINCIPAL
	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL	PRINCIPAL	LIFETIME
INVESTMENT STRATEGIES	LIFETIME	LIFETIME	LIFETIME	LIFETIME	LIFETIME	STRATEGIC
AND RISKS	2010	2020	2030	2040	2050	INCOME
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(ETFs)
Fixed-Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Principal	Principal	Principal	Principal	Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
("IPOs")
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Trusts
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securities Lending Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Capitalization Companies
Temporary Defensive	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Measures
Underlying Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

			SAM	SAM	SAM	SAM
INVESTMENT STRATEGIES REAL ESTATE		SAM	CONSERVATIVE CONSERVATIVE		FLEXIBLE	STRATEGIC
AND RISKS	SECURITIES	BALANCED	BALANCED	GROWTH	INCOME	GROWTH
Bank Loans (also known as	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Exchange Traded Funds	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(ETFs)
Fixed-Income Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fund of Funds	Not Applicable	Principal	Principal	Principal	Principal	Principal
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
("IPOs")
Liquidity Risk(1)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Partnerships
Municipal Obligations and	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Trusts
Repurchase Agreements	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securities Lending Risk	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Capitalization Companies
Temporary Defensive	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Measures
Underlying Funds	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

INVESTMENT	SHORT-TERM	SMALLCAP	SMALLCAP	SMALLCAP
STRATEGIES AND RISKS	INCOME	BLEND	GROWTH II	VALUE I
Bank Loans (also known as	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Senior Floating Rate
Interests)
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds	Not Applicable	Non-Principal	Non-Principal	Non-Principal
(ETFs)
Fixed-Income Securities	Principal	Non-Principal	Non-Principal	Non-Principal
Foreign Securities	Principal	Non-Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings	Not Applicable	Non-Principal	Non-Principal	Non-Principal
("IPOs")
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and	Non-Principal	Not Applicable	Not Applicable	Not Applicable
AMT-Subject Bonds
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment	Principal	Non-Principal	Non-Principal	Principal
Trusts
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium	Non-Principal	Principal	Principal	Principal
Capitalization Companies
Temporary Defensive	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Measures
Underlying Funds	Principal	Not Applicable	Not Applicable	Not Applicable
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Convertible Securities
Convertible securities are fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The funds may invest in convertible securities without regard to their ratings.

Derivatives
A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). The funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. Each of the funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.
The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the funds' portfolios and their related indexes will change over time and, the funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S.
or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-
income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the funds in this prospectus, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging")
markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and
Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a fund's portfolio. A fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• A smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• Restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• Possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Fund of Funds
The performance and risks of each Principal LifeTime Account and Strategic Asset Management ("SAM") Portfolio
(singly, "a fund of funds" and collectively, "the funds of funds") directly correspond to the performance and risks of the underlying funds in which the Account or Portfolio invests. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more the funds of funds allocate to stock funds, the greater the expected risk.

As of December 31, 2010, the assets of the Principal LifeTime Accounts and SAM Portfolios were allocated among the underlying funds as identified in the tables below.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Account	Account	Account	Account	Account	Account
Bond & Mortgage Securities Account	11.9%	10.3%	5.9%	3.1%	1.2%	17.3%
Bond Market Index Fund	3.1%	2.5%	1.5%	1.0%	0.5%	4.7%
Core Plus Bond Fund I	11.6%	10.0%	5.7%	3.0%	1.3%	16.5%
Diversified Real Asset Fund	3.9%	2.7%	1.8%	1.5%	1.2%	4.8%
Global Diversified Income Fund	3.7%	0.0%	—	—	—	6.3%
Global Real Estate Securities Fund	—	0.0%	0.1%	0.1%	0.1%	—
High Yield Fund I	4.1%	5.6%	5.3%	5.2%	5.3%	2.0%
Inflation Protection Fund	4.3%	0.0%	—	—	—	12.3%
International Emerging Markets Fund	2.4%	3.4%	4.3%	4.5%	4.8%	1.0%
International Equity Index Fund	1.9%	2.3%	1.5%	3.0%	3.6%	0.9%
International Fund I	2.3%	3.1%	3.7%	4.2%	4.5%	1.1%
International Growth Fund	3.3%	5.1%	5.6%	5.7%	5.9%	1.4%
International Value Fund I	3.3%	4.8%	5.6%	5.9%	6.1%	1.5%
LargeCap Growth Account	3.6%	4.6%	6.1%	6.6%	7.1%	1.6%
LargeCap Growth Account I	7.9%	10.1%	12.2%	13.0%	14.1%	3.5%
LargeCap S&P 500 Index Account	5.5%	6.9%	8.3%	9.3%	8.9%	2.2%
LargeCap Value Account	3.5%	4.5%	5.6%	5.9%	6.3%	1.6%
LargeCap Value Fund I	6.5%	8.9%	10.1%	11.5%	12.2%	2.8%
MidCap Growth Fund III	1.6%	1.8%	2.4%	2.5%	2.7%	0.9%
MidCap Value Fund I	1.3%	1.6%	2.2%	2.4%	2.6%	1.0%
Preferred Securities Fund	3.6%	3.1%	2.5%	2.6%	2.2%	2.8%
Real Estate Securities Account	2.8%	3.8%	4.4%	3.4%	3.4%	—
Short-Term Income Account	4.2%	—	—	—	—	12.1%
SmallCap Growth Fund I	1.9%	3.0%	2.8%	3.2%	3.6%	0.9%
SmallCap Value Fund II	1.8%	1.9%	2.4%	2.4%	2.4%	0.8%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Diversified International Account	9.3%	6.5%	12.0%	3.1%	13.6%
Diversified Real Asset Fund	—	—	2.1%	—	—
Equity Income Account	20.1%	11.8%	23.0%	9.3%	23.0%
Global Diversified Income Fund	2.0%	3.1%	—	6.0%	—
Global Real Estate Securities Fund	0.5%	0.4%	1.0%	1.1%	2.0%
Government & High Quality Bond Account	12.9%	19.6%	5.5%	23.6%	0.5%
High Yield Fund	3.3%	4.3%	2.2%	5.5%	—
Income Account	12.0%	18.5%	5.0%	23.3%	—
Inflation Protection Fund	0.8%	0.9%	—	—	—
International Emerging Markets Account	2.8%	1.9%	3.2%	1.1%	4.7%
LargeCap Blend Fund II	2.5%	2.4%	3.0%	1.5%	4.9%
LargeCap Growth Account	5.8%	4.2%	6.1%	1.0%	8.0%
LargeCap Growth Fund II	2.6%	1.0%	3.4%	1.0%	4.0%
LargeCap Value Account III	5.8%	4.8%	10.0%	3.6%	8.6%
MidCap Blend Account	2.6%	1.6%	4.3%	1.6%	4.7%
MidCap Growth Fund III	1.0%	1.1%	1.5%	—	3.6%
Money Market Account	0.0%	—	0.0%	—	—
Preferred Securities Fund	2.5%	3.8%	1.0%	6.4%	—
Principal Capital Appreciation Account	7.3%	6.4%	9.1%	1.4%	13.2%
Real Estate Securities Account	0.4%	0.3%	0.4%	1.6%	0.7%
Short-Term Income Account	1.4%	5.0%	0.6%	7.9%	0.0%
SmallCap Growth Fund	—	—	0.5%	—	—
SmallCap Growth Fund I	2.6%	1.0%	3.9%	0.3%	4.9%
SmallCap Value Fund	1.8%	1.4%	2.2%	0.7%	2.6%
SmallCap Value Fund II	—	—	—	—	1.0%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Each fund of funds indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing an Account targeting an earlier date represents a more conservative choice; targeting an Account with a later date represents a more aggressive choice. It is important to note that the retirement year of the Account you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Account wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Account may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by
Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-
Advisor thinks it is in the best interest of shareholders.

Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective.
Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements.
Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in a fund.

Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Municipal Obligations and AMT-Subject Bonds
The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Information" for a discussion of the tax consequences of investing in the funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.
Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund)
and may lower the fund's performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Account because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-
income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and
hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REITs expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-
capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Securities Lending Risk
To earn additional income, each fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each fund (other than the Money Market Account which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the funds may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified
Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the
Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios.
Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following tables show the percentage of the outstanding shares of underlying funds owned by the Principal
LifeTime Accounts, SAM Portfolios, Diversified Balanced Account and Diversified Growth Account as of
December 31, 2010.

Bond & Mortgage Securities Account	10.96%
Diversified International Account	28.74%
Equity Income Account	55.66%
Government & High Quality Bond Account	45.08%
International Emerging Markets Account	24.31%
LargeCap Growth Account	52.34%
LargeCap Growth Account I	15.77%
LargeCap S&P 500 Index Account	65.79%
LargeCap Value Account	10.77%
MidCap Blend Account	8.43%
Money Market Account	0.07%
Real Estate Securities Account	16.62%
Short-Term Income Account	20.63%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUND

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. In its handling of the business affairs of the Fund, Principal provides clerical, recordkeeping and bookkeeping services, and keeps the required financial and accounting records.

Principal is a subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Accounts:
LargeCap Blend Account II, LargeCap Growth Account I, SmallCap Growth Account II, and SmallCap Value
Account I. The remaining assets in each of these Accounts will be managed by the sub-advisor(s) named in the prospectus.

Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco is the lead portfolio manager for the 10-40% of the assets to which Principal provides investment advisory services.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since
2005. She earned a master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a master’s degree in
Electrical Engineering from Northeastern University, and an M.B.A. from the Sloan School of Management at the
Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Accounts directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Account are James Fennessey, Jeffrey Tyler, and
Randy Welch. The portfolio managers PGI has appointed for each Principal LifeTime Account are David Blake and
Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Blake, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Accounts; however, Mr. Tyler has ultimate decision making authority.

James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager
Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial
Analyst designation.

Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS
Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of
Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the
University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg
Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered
Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the
Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial
Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from
Drake University.

Cash Management Program
Each account has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, accounts receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the accounts’ portfolios, in money market investments and in stock index futures contracts based on the account’s market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Accounts. Principal will implement a cash management program for the following Accounts:
LargeCap Blend II, LargeCap Growth I, SmallCap Growth II, and SmallCap Value I.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under each Sub-Advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory service to the portion of the assets of a specific Account or Portfolio allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Account’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Account on its investment policy and determines which securities are bought or sold, and in what amounts.

Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the
Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

Several of the Accounts have multiple Sub-Advisors. For those Accounts, a team at Principal, consisting of Jessica
Bush, James Fennessey and Randy Welch, determines the portion of the Account’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Account assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Account assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times, existing Account assets may be reallocated among Sub-Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager
Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the
Principal Funds. Ms. Bush earned a bachelor’s degree in Business Administration from the University of Michigan.
She has earned the right to use the Chartered Financial Analyst designation.

The Account summaries identified the portfolio managers and the Accounts they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Account.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400,
Baltimore, Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment
Advisory & Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings
Incorporated.

Brown is the sub-advisor for a portion of the assets of the LargeCap Growth Account I.

Kenneth M. Stuzin has been with Brown since 1996. He earned a B.A. and an M.B.A. from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in
2005, is a wholly-owned subsidiary of Legg Mason, Inc.

ClearBridge is the sub-advisor for a portion of the assets of the LargeCap Blend Account II.

Michael Kagan and Scott Glasser are aware of the activity in the portfolio and share full authority for all purchase and sell decisions. Michael Kagan is lead portfolio manager.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith
Barney Asset Management. He earned a B.A. from Middlebury College and an M.B.A. from Pennsylvania State
University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a B.A. from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902,
founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

CCI is the sub-advisor for the LargeCap Growth Account.

Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Account.

Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in
Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut. Mr.
Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income, Government & High Quality Bond, and Short-Term Income Accounts
and the SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM
Strategic Growth Portfolios.

When more than one portfolio manager is identified as being responsible for the day-to day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the
University of Washington and an M.B.A. from New York University.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business
Finance from Montana State University.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd A. Jablonski, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio
manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset
Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business
Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial
Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham
Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is
a wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

Emerald is the sub-advisor for a portion of the assets of the SmallCap Growth Account II.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a B.A. in Economics from Millersville University and an M.B.A. from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a B.A. in Economics from Millersville University.
Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a B.S. in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a B.S. in Business Administration from Millersville
University and an M.B.A. from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston,
MA 02110, is a Boston-based management firm which specializes in growth equity investments.

Essex is the sub-advisor for a portion of the assets of the SmallCap Growth Account II.

Nancy B. Prial has been with Essex since 2004. She earned a B.S. in Electrical Engineering and a B.A. in
Mathematics from Bucknell University. She also earned an M.B.A. from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, 3rd Floor, New
York, NY 10167 is an SEC registered investment advisor and an indirect wholly owned subsidiary of
JPMorgan Chase & Co.

J.P. Morgan is the sub-advisor for a portion of the assets of the SmallCap Value Account I.

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Christopher T. Blum has been with J.P. Morgan since 2001. He earned a B.B.A. in Finance from Bernard M.
Baruch School of Business. Mr. Blum has earned the right to use the Chartered Financial Analyst designation.

Dennis S. Ruhl has been with J.P. Morgan since 1999. He earned B.S. degrees in Mathematics and Computer
Science and an M.Eng. in Computer Science from Massachusetts Institute of Technology. Mr. Ruhl has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258, established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Mellon Capital is the sub-advisor for a portion of the assets of the SmallCap Value Account I.

Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Warren Chiang has been with Mellon Capital since 1997. He earned a B.S. from University of California at Berkeley and an M.B.A. from University of California at Berkeley. Mr. Chiang manages the entire team of portfolio manages and researchers responsible for all U.S. and international active equity strategies. He has earned the right to use the
Chartered Financial Analyst designation.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a B.S. in Business Administration from
Duquesne University and an M.B.A. in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a B.A. in Finance from Westminster College and an M.B.A. in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Morgan Stanley Investment Management, Inc. (“Morgan Stanley Investment Management”),
522 Fifth Avenue, New York, NY 10036, is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Morgan Stanley Investment Management provides investment advice to a wide variety of individual, institutional, and investment company clients.

Morgan Stanley Investment Management is the sub-advisor for the Asset Allocation Account.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Mark Bavoso joined Morgan Stanley in 1986 and is a senior portfolio manager on the Global Macro and Asset
Allocation team. Mr. Bavoso earned a B.A. in History and Political Science from the University of California, Davis.

Henry McVey, Managing Director, rejoined Morgan Stanley in 2009 as a managing director and Head of the Global
Macro and Asset Allocation team. Prior to returning to the firm, he was a portfolio manager for the Fortress
Drawbridge Global Macro Fund from September 2007 to May 2009. Mr. McVey also worked as the Chief U.S.
Investment Strategist for Morgan Stanley from 2004 to 2007.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801
Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations, including London,
Sydney, and Singapore.

PGI is the sub-advisor for the Balanced, Bond & Mortgage Securities, Diversified International, International
Emerging Markets, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, Money Market, Principal LifeTime
2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal
LifeTime Strategic Income, and SmallCap Blend Accounts.

As reflected in the Account summaries, the day-to-day portfolio management, for some Accounts, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section describing the management of the Principal LifeTime Accounts, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. As a co-employee of PGI and Principal Global Investors (Singapore)
Limited, Mr. Ade manages Principal Fund assets as an employee of PGI. He earned a bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a bachelor’s degree and an M.B.A. from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State
University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe)
Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Mihail Dobrinov has been with PGI since 2002. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the
Principal Financial Group.)

Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the
University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in Finance from the University of Northern
Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the
CFA Society of Iowa.

Dirk Laschanzky Mr. Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a B.A. in Economics from State University of New York and an M.B.A. in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered
Financial Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a bachelor’s degree in Finance from the University of
Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered
Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State
University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a B.A. in History from Middlebury College, an M.B.A.
from the Amos Tuck School at Dartmouth College and an M.A. in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in
Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the
University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA
50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Real Estate Securities Account.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Matt Richmond has been with Principal – REI since 2000. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is the sub-advisor for a portion of the assets of the LargeCap Blend Account II and a portion of the assets of the LargeCap Growth Account I.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Account II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Account II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a B.S. from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a B.A. in Mathematics from Goucher College and an M.S. in Finance from Loyola University. Ms. Holcomb has earned the right to use the Chartered Financial
Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a B.S. in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Fees Paid to Principal
Each Account pays Principal a fee for its services, which includes any fee Principal pays to the Account’s Sub-
Advisor(s). Each Account paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2010:

Asset Allocation Account	0.80%	Principal LifeTime 2020 Account	0.03%
Balanced Account	0.60	Principal LifeTime 2030 Account	0.03
Bond & Mortgage Securities Account	0.44	Principal LifeTime 2040 Account	0.03
Diversified International Account	0.83	Principal LifeTime 2050 Account	0.03
Equity Income Account	0.51	Principal LifeTime Strategic Income Account	0.03
Government & High Quality Bond Account	0.50	Real Estate Securities Account	0.88
International Emerging Markets Account	1.25	SAM Balanced Portfolio	0.23
LargeCap Blend Account II	0.75	SAM Conservative Balanced Portfolio	0.23
LargeCap Growth Account	0.68	SAM Conservative Growth Portfolio	0.23
LargeCap Growth Account I	0.77	SAM Flexible Income Portfolio	0.23
LargeCap S&P 500 Index Account	0.25	SAM Strategic Growth Portfolio	0.23
LargeCap Value Account	0.60	Short-Term Income Account	0.49
MidCap Blend Account	0.56	SmallCap Blend Account	0.85
Money Market Account	0.44	SmallCap Growth Account II	1.00
Principal LifeTime 2010 Account	0.03	SmallCap Value Account I	1.09

A discussion regarding the basis for the Board of Director approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the annual report to shareholders for the fiscal year ended December 31, 2010.

Voluntary Waiver
Money Market Account: The Distributor has voluntarily agreed to limit the Account’s Distribution and/or Service (12b-
1) Fees normally payable by the Account. The expense limit will maintain a level of Distribution and/or Service (12b-
1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00% for Class 2 shares. The expense limit may be terminated at any time.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Account that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Account that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Account will rely on the order until it receives approval from its shareholders or, in the case of a new Account, the Account’s sole initial shareholder before the Account is available to the other purchasers, and the Account states in its prospectus that it intends to rely on the order.

The shareholders of each of the Accounts have approved the Account’s reliance on the order. Currently, however, only the Asset Allocation, LargeCap Blend II, LargeCap Growth I, SmallCap Growth II, and SmallCap Value I
Accounts intend to rely on the order. In the future, and without further shareholder action, other Accounts of the Fund may determine to rely on the order. The Fund will notify shareholders of its intention.

PRICING OF ACCOUNT SHARES

Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the
NYSE is closed for trading). The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.
Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas. The NAV is determined at the close of business of the NYSE (normally 3:00 p.m.

Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Accounts, except the Money Market Account, the NAV is calculated by:
• taking the current market value of the total assets of the Account
• subtracting liabilities of the Account
• dividing the remainder proportionately into the classes of the Account
• subtracting the liabilities of each class
• dividing the remainder by the total number of shares owned in that class.

With respect to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, and SAM
Portfolios, which invest in other registered investment company Accounts and Funds, each Account’s or Portfolio’s
NAV is calculated based on the NAV of such other registered investment company Accounts and Funds in which the
Account or Portfolio invests.

The securities of the Money Market Account are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:
• If market quotations are not readily available for a security owned by an Account, its fair value is determined using a policy adopted by the Directors.
• An Account’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing an Account’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.
Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the
NYSE is open. The Account has adopted policies and procedures to “fair value” some or all securities held by an
Account if significant events occur after the close of the market on which the foreign securities are traded but before the Account’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Account’s NAV will be calculated, using the policy adopted by the Account. These fair valuation procedures are intended to discourage shareholders from investing in the Account for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the
Account may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a fair value price at which the Manager or the Sub-Advisor expects that the securities may be sold, subject to the oversight of the Fund’s Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

The Accounts earn dividends, interest, and other income from investments and distribute this income (less expenses)
as dividends. The Accounts also realize capital gains from investments and distribute these gains (less any losses)
as capital gain distributions. The Accounts normally make dividends and capital gain distributions at least annually, in
June. Dividends and capital gain distributions are automatically reinvested in additional shares of the Account making the distribution.

TAX INFORMATION

The Fund intends to comply with applicable variable asset diversification regulations. If the Fund fails to comply with such regulations, contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their tax advisors regarding the status of their contracts under state and local tax laws.

DISTRIBUTION PLAN AND ADDITIONAL INFORMATION
REGARDING INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. (the "Distributor") is the distributor for the shares of the Fund. The Distributor is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group® .

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class 2 shares of the Accounts. Under the 12b-1 Plan, each Account makes payments from its assets attributable to the
Class 2 shares to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Fund to the Distributor pursuant to the 12b-1
Plan regardless of the expenses incurred by the Distributor.

When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers are Class 2 shareholders for sales support services and for providing services to shareholders of that share class. Financial intermediaries may include, among others, broker-dealers, registered investment advisers, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.

Because Rule 12b-1 fees are paid out of Account assets and are ongoing fees, over time they will increase the cost of your investment in the Accounts and may cost you more than other types of sales charges.

The maximum annualized Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for the Class 2 shares of each of the Accounts is 0.25%.

Payments under the 12b-1 Plan will not automatically terminate for Accounts that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 Plan if the Board directs the closure of an Account.

Payments to Financial Professionals and Their Firms. Financial intermediaries receive compensation from the
Distributor and its affiliates for marketing, selling, and/or providing services to variable annuities and variable life insurance contracts that invest in the Accounts. Financial intermediaries also receive compensation for marketing, selling, and/or providing services to certain retirement plans that offer the Accounts as investment options. Financial intermediaries may include, among others, broker/dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 Plan fee that the Accounts pay to the Distributor. Individual Financial Professionals may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

Ongoing Payments. In the case of Class 2 shares, and pursuant to the Rule 12b-1 Plan applicable to the Class 2 shares, the Distributor generally makes ongoing payments to your financial intermediary at an annual rate of 0.25%
of average net assets attributable to your indirect investment in the Accounts. In addition, the Distributor or Principal may make from its own resources ongoing payments to an insurance company, which payments will generally not exceed 0.27% of the average net assets of the Accounts held by the insurance company in its separate accounts.
The payments are for distribution support and/or administrative services and may be made with respect to either or both classes of shares of the Accounts.

Other Payments to Intermediaries. In addition to any commissions that may be paid at the time of sale and ongoing payments, the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell variable annuities and variable life insurance contracts that may be funded by shares of the Accounts, or may sell shares of the Accounts to retirement plans for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed
0.25% of the current year’s sales of applicable variable annuities and variable life insurance contracts that may be funded by account shares, or 0.25% of the current year’s sales of Account shares to retirement plans by that financial intermediary.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, due diligence trips, training and marketing efforts related to the
Accounts for the financial intermediary's personnel and/or their clients and potential clients. Such activities may be sponsored by financial intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). See also the section titled "Certain
Information Common to All Accounts - Payments to Broker-Dealers and Other Financial Intermediaries" in this
Prospectus.

Your variable life insurance or variable annuity contract or your retirement plan may impose other charges and expenses, some of which may also be used in connection with the sale of such contracts in addition to those described in the Prospectus. The amount and applicability of any insurance contract fee are determined and disclosed separately within the prospectus for your insurance contract.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your financial intermediary to recommend one variable annuity, variable life insurance policy or mutual fund over another, or to recommend one Account or share class of the Fund over another Account or share class. Ask your
Financial Professional or visit your financial intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your financial intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your
Financial Professional about any fees and commissions they charge.

ONGOING FEES

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Accounts.

Each Principal LifeTime Account and SAM Portfolio, as shareholders in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime
Account and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Account pays ongoing fees to the Manager and others who provide services to the Account. These fees include:
• Management Fee – Through the Management Agreement with the Account, Principal has agreed to provide investment advisory services and corporate administrative services to the Account.
• Distribution Fee— Each of the Accounts with Class 2 shares has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class 2 shares. Under the plan, Class 2 shares of each Account pay a distribution fee based on the average daily net asset value (NAV) of the Account. These fees pay distribution and other expenses for sale of Account shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
• Other Expenses – A portion of expenses that are allocated to all classes of the Account.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which an
Account invests a portion of its assets.

GENERAL INFORMATION ABOUT AN ACCOUNT

Frequent Trading and Market Timing (Abusive Trading Practices)
The Accounts are not designed for, and do not knowingly accommodate, frequent purchases and redemptions
(“excessive trading”) of Account shares by investors. If you intend to trade frequently and/or use market timing investment strategies, do not purchase shares of these Accounts.

Frequent purchases and redemptions pose a risk to the Accounts because they may:
• Disrupt the management of the Accounts by:
• forcing the Account to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Account and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Account; and
• Increase expenses of the Account due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

If we are not able to identify such excessive trading practices, the Accounts and their shareholders may be harmed.
The harm of undetected excessive trading in shares of the underlying Accounts in which the Principal LifeTime
Accounts or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Accounts and
Strategic Asset Management Portfolios as they would for any fund shareholder.

Certain Accounts may be at greater risk of harm due to frequent purchase and redemptions. For example, those
Accounts that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. This risk is particularly relevant to the Diversified International and International Emerging Market
Accounts. The Fund has adopted fair valuation procedures to be used in the case of significant events, including broad market movements, occurring after the close of a foreign market in which securities are traded. The procedures will be followed if Principal believes the events will impact the value of the foreign securities. These procedures are intended to discourage market timing transactions in shares of the Accounts.

As the Accounts are only available through variable annuity or variable life contracts or to qualified retirement plans, the Fund must rely on the insurance company that issues the contract, or the trustees or administrators of qualified retirement plans, (“intermediary”) to monitor customer trading activity to identify and take action against excessive trading. There can be no certainty that the intermediary will identify and prevent excessive trading in all instances.
When an intermediary identifies excessive trading, it will act to curtail such trading in a fair and uniform manner. If an intermediary is unable to identify such abusive trading practices, the abuses described above may negatively impact the Accounts.

If an intermediary, or the Fund, deems excessive trading practices to be occurring, it will take action that may include, but is not limited to:
• Rejecting exchange instructions from a shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier, or by telephone;
• Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
• Requiring a holding period of a minimum of 30 days before permitting exchanges among the Accounts where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
• Taking such other action as directed by the Fund.

The Fund Board of Directors has found the imposition of a redemption fee with respect to redemptions from Class 1 and Class 2 shares of the Accounts is neither necessary nor appropriate in light of measures taken by intermediaries through which such shares are currently available. Each intermediary’s excessive trading policies and procedures will be reviewed by Fund management prior to making shares of the Fund available through such intermediary to determine whether, in management’s opinion, such procedures are reasonably designed to prevent excessive trading in Fund shares.

In order to prevent excessive trading, the Fund has reserved the right to accept or reject, without prior written notice, any exchange requests (an exchange request is a redemption request coupled with a request to purchase shares with the proceeds of the redemption). In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the intermediary will reverse an exchange (within one business day of the exchange) and return the account holdings to the positions held prior to the exchange. The intermediary will give you notice in writing in this instance.

Eligible Purchasers
Only certain eligible purchasers may buy shares of the Accounts. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates, 3)
trustees of other managers of any qualified profit sharing, incentive, or bonus plan established by Principal Life or any subsidiary or affiliate of such company, for employees of such company, subsidiary, or affiliate. Such trustees or managers may buy Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of eligible purchaser.

Each Account serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life and by other insurance companies as well as for certain qualified plans. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts, variable annuity separate accounts, and qualified plan investors to invest in the
Accounts at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Fund’s Board of Directors monitors events in order to identify any material conflicts between such policy owners, contract holders, and qualified plan investors. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in Federal income tax law, 3) changes in the investment management of an Account, or
4) differences in voting instructions between those given by policy owners, those given by contract holders, and those given by qualified plan investors. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Account shares by one or more of the separate accounts or qualified plans, which could have adverse consequences.

Principal may recommend to the Board, and the Board may elect, to close certain accounts to new investors or close certain accounts to new and existing investors.

Shareholder Rights
Each shareholder of an Account is eligible to vote, either in person or by proxy, at all shareholder meetings for that
Account. This includes the right to vote on the election of directors, selection of independent auditors, and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or conversion rights. Shares of an Account are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

The bylaws of the Fund also provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the 1940 Act: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.

Shareholder inquiries should be directed to: Principal Variable Contracts Funds, Inc., Principal Financial Group,
Des Moines, IA 50392.

Principal Life votes each Account’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts.
The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Account’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those
Account shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.

Purchase of Account Shares
Principal Variable Contracts Funds, Inc. offers funds in two share classes: 1 and 2. Funds available in multiple share classes have the same investments, but differing expenses. Classes 1 and 2 shares are available in this prospectus.

Shares are purchased from the Fund’s principal underwriter (“Distributor”) on any business day (normally any day when the New York Stock Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There are no sales charges on shares of the Accounts; however, your variable contract may impose a charge. There are no restrictions on amounts to be invested in shares of the Accounts.

The Accounts may, at their discretion and under certain limited circumstances, accept securities as payment for
Account shares at the applicable NAV. Each Account will value securities used to purchase its shares using the same method the Account uses to value its portfolio securities as described in this prospectus.

Shareholder accounts for each Account are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Account as evidence of ownership of Account shares. Share certificates are not issued.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about an
Account other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by the Principal Variable Contracts
Funds, Inc., an Account, Principal, any Sub-Advisor, or PFD.

Sale of Account Shares
Variable contracts owners should refer to the variable contract product prospectus for details on how to allocate policy or contract value. Qualified plan participants should refer to the qualified plan documents.

Each Account sells its shares upon request on any business day (normally any day when the New York Stock
Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Account in proper and complete form.

Sale proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for reasons other than weekends and holidays or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.

If payments are delayed and the instruction is not canceled by the shareholder’s written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.

In addition, payments on surrender requests submitted before a related premium payment made by check has cleared may be delayed up to seven days. This permits payment to be collected on the check.

Distributions in Kind. The Fund may determine that it would be detrimental to the remaining shareholders of an
Account to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the accounts may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Account’s portfolio in lieu of cash provided the shareholder to whom such distribution is made was invested in such securities. If an Account pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Account will value securities used to pay redemptions in kind using the same method the Account uses to value its portfolio securities as described in this prospectus.

Restricted Transfers
Shares of each of the Accounts may be transferred to an eligible purchaser. However, if an Account is requested to transfer shares to other than an eligible purchaser, the Account has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Account must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven-day period.

Financial Statements
Shareholders will receive an annual financial statement for the Fund, audited by the Fund’s independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The financial highlights table for each Account is intended to help you understand the Account’s financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Account share. The total returns in the table for each Account represent the rate that an investor would have earned, or lost, on an investment in the Account (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown.

The financial statements of the Fund as of December 31, 2010, have been audited by Ernst & Young LLP, independent registered public accounting firm. The report of Ernst & Young LLP is included, along with the Fund’s financial statements, in the Fund’s annual report which has been incorporated by reference into the Statement of
Additional Information and is available upon request.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
ASSET ALLOCATION ACCOUNT
Class 1 shares
2010	$11.58	$0.18	$0 .84	$1 .02	($0 .28)	$–	($0 .28)	$12.32
2009	10.05	0 .20	1 .64	1 .84	(0 .31)	–	(0 .31)	11 .58
2008	14.87	0 .23	(3 .60)	(3 .37)	(0 .39)	(1.06)	(1 .45)	10 .05
2007	14.11	0 .28	1 .34	1 .62	(0 .21)	(0.65)	(0 .86)	14 .87
2006	12.78	0 .25	1 .35	1 .60	(0 .10)	(0.17)	(0 .27)	14 .11
BALANCED ACCOUNT
Class 1 shares
2010	12.33	0 .29	1 .35	1 .64	(0 .35)	–	(0 .35)	13 .62
2009	10.71	0 .32	1 .85	2 .17	(0 .55)	–	(0 .55)	12 .33
2008	16.68	0 .43	(5 .27)	(4 .84)	(0 .52)	(0.61)	(1 .13)	10 .71
2007	16.24	0 .43	0 .45	0 .88	(0 .44)	–	(0 .44)	16 .68
2006	14.93	0 .37	1 .30	1 .67	(0 .36)	–	(0 .36)	16 .24
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2010	10.04	0 .47	0 .69	1 .16	(0 .59)	–	(0 .59)	10 .61
2009	9.35	0 .51	1 .34	1 .85	(1 .16)	–	(1 .16)	10 .04
2008	11.96	0 .61	(2 .55)	(1 .94)	(0 .67)	–	(0 .67)	9 .35
2007	12.09	0 .67	(0 .27)	0 .40	(0 .53)	–	(0 .53)	11 .96
2006	12.04	0 .58	(0 .04)	0 .54	(0 .49)	–	(0 .49)	12 .09
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2010	11.24	0 .17	1 .31	1 .48	(0 .18)	–	(0 .18)	12 .54
2009	9.25	0 .18	2 .28	2 .46	(0 .47)	–	(0 .47)	11 .24
2008	21.67	0 .31	(8 .44)	(8 .13)	(0 .30)	(3.99)	(4 .29)	9 .25
2007	20.64	0 .30	2 .96	3 .26	(0 .21)	(2.02)	(2 .23)	21 .67
2006	16.83	0 .25	4 .31	4 .56	(0 .23)	(0.52)	(0 .75)	20 .64
Class 2 shares
2010	11.32	0 .14	1 .32	1 .46	(0 .15)	–	(0 .15)	12 .63
2009	9.27	0 .15	2 .29	2 .44	(0 .39)	–	(0 .39)	11 .32
2008	21.71	0 .31	(8 .51)	(8 .20)	(0 .25)	(3.99)	(4 .24)	9 .27
2007(f)	20.27	0 .23	3 .38	3 .61	(0 .15)	(2.02)	(2 .17)	21 .71

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

			Ratio of Expenses to Average
	Net Assets, End of	Ratio of Expenses	Net Assets (Excluding Reverse
Total	Period (in	to Average Net	Repurchase Agreement	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Expense)	Income to Average Net Assets	Turnover Rate

9.10%	$63,256	0.89%	N/A	1.53%	188.0%
18.81	66,556	0.87	N/A	1.89	189.2
(24.84)	63,068	0.86	N/A	1.79	243.1
11.78	103,281	0.82	N/A	1.96	125.3
12.77	102,381	0.83	N/A	1.93	85.8

13.62	56,574	0.66	N/A	2.27	209.0
21.16	58,147	0.68	N/A	2.91	237.4
(30.92)	56,799	0.66	N/A	3.05	203.1
5.38	105,283	0.63	N/A	2.60	160.7
11.44	112,208	0.63	N/A	2.44	165.6

11.65	340,735	0.45	N/A	4.44	297.5
20.91	333,964	0.45	N/A	5.27	432.6
(17.06)	330,330	0.42	N/A	5.66	305.9
3.41	473,797	0.42	N/A	5.61	256.8
4.65	414,833	0.52	0 .44%	4.97	271.8

13.18	532,545	0.89	N/A	1.47	110.0 (c)
27.30	364,176	0.91	N/A	1.85	105.5
(46.22)	286,421	0.92 (d)	N/A	2.07	100.4
16.09	576,345	0.90 (d)	N/A	1.41	113.8 (e)
27.96	409,020	0.91	N/A	1.34	107.0

12.91	2,466	1.14	N/A	1.27	110.0 (c)
26.84	2,427	1.16	N/A	1.59	105.5
(46.37)	2,338	1.17 (d)	N/A	1.91	100.4
18.09 (g)	8,072	1.15 (d),(h)	N/A	1.09 (h)	113.8 (e),(h)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Portfolio turnover rate excludes portfolio realignment from the acquisition of International SmallCap Account.
(d) Reflects Manager's contractual expense limit.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(f) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through
January 8, 2007.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2010	$13.15	$0.45	$1 .66	$2 .11	($0 .46)	$–	($0 .46)	$14.80
2009	11.60	0 .39	1 .84	2 .23	(0 .68)	–	(0 .68)	13 .15
2008	19.32	0 .44	(6 .53)	(6 .09)	(0 .41)	(1.22)	(1 .63)	11 .60
2007	19.39	0 .40	0 .66	1 .06	(0 .20)	(0.93)	(1 .13)	19 .32
2006	17.64	0 .32	2 .71	3 .03	(0 .33)	(0.95)	(1 .28)	19 .39
Class 2 shares
2010	13.10	0 .40	1 .66	2 .06	(0 .42)	–	(0 .42)	14 .74
2009	11.50	0 .35	1 .85	2 .20	(0 .60)	–	(0 .60)	13 .10
2008	19.17	0 .40	(6 .49)	(6 .09)	(0 .36)	(1.22)	(1 .58)	11 .50
2007	19.24	0 .34	0 .67	1 .01	(0 .15)	(0.93)	(1 .08)	19 .17
2006	17.53	0 .27	2 .69	2 .96	(0 .30)	(0.95)	(1 .25)	19 .24
GOVERNMENT & HIGH QUALITY BOND ACCOUNT(e)
Class 1 shares
2010	10.07	0 .38	0 .20	0 .58	(0 .36)	–	(0 .36)	10 .29
2009	10.28	0 .43	0 .22	0 .65	(0 .86)	–	(0 .86)	10 .07
2008	10.49	0 .48	(0 .01)	0 .47	(0 .68)	–	(0 .68)	10 .28
2007	10.41	0 .49	0 .16	0 .65	(0 .57)	–	(0 .57)	10 .49
2006	10.47	0 .47	(0 .03)	0 .44	(0 .50)	–	(0 .50)	10 .41
Class 2 shares
2010	10.09	0 .36	0 .21	0 .57	(0 .34)	–	(0 .34)	10 .32
2009	10.26	0 .41	0 .21	0 .62	(0 .79)	–	(0 .79)	10 .09
2008	10.47	0 .45	(0 .01)	0 .44	(0 .65)	–	(0 .65)	10 .26
2007	10.39	0 .46	0 .17	0 .63	(0 .55)	–	(0 .55)	10 .47
2006	10.43	0 .44	(0 .02)	0 .42	(0 .46)	–	(0 .46)	10 .39
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2010	14.86	0 .13	2 .63	2 .76	(0 .11)	–	(0 .11)	17 .51
2009	8.95	0 .14	5 .97	6 .11	(0 .20)	–	(0 .20)	14 .86
2008	27.61	0 .21	(11 .50)	(11 .29)	(0 .23)	(7.14)	(7 .37)	8 .95
2007	21.42	0 .25	8 .26	8 .51	(0 .24)	(2.08)	(2 .32)	27 .61
2006	16.02	0 .19	5 .80	5 .99	–	(0.59)	(0 .59)	21 .42
LARGECAP BLEND ACCOUNT II
Class 1 shares
2010	6.21	0 .07	0 .74	0 .81	(0 .16)	–	(0 .16)	6 .86
2009	4.88	0 .08	1 .35	1 .43	(0 .10)	–	(0 .10)	6 .21
2008	12.59	0 .10	(3 .07)	(2 .97)	(0 .15)	(4.59)	(4 .74)	4 .88
2007	12.46	0 .12	0 .55	0 .67	(0 .09)	(0.45)	(0 .54)	12 .59
2006	11.19	0 .13	1 .56	1 .69	(0 .08)	(0.34)	(0 .42)	12 .46
Class 2 shares
2010	6.24	0 .06	0 .74	0 .80	(0 .13)	–	(0 .13)	6 .91
2009	4.89	0 .07	1 .35	1 .42	(0 .07)	–	(0 .07)	6 .24
2008	12.59	0 .08	(3 .07)	(2 .99)	(0 .12)	(4.59)	(4 .71)	4 .89
2007(h)	12.42	0 .09	0 .59	0 .68	(0 .06)	(0.45)	(0 .51)	12 .59

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Income to Average Net Assets	Turnover Rate

16.18%	$538,727	0 .51%	3 .25%	23.2%
20.00	392,951	0.54	3 .33	44.0
(33.94)	304,321	0 .51 (c)	2 .86	86.8
5.24	513,914	0 .49 (c)	2 .01	84 .0 (d)
18.17	296,113	0.66	1 .74	87.0

15.88	29,323	0.76	2 .97	23.2
19.76	30,836	0.79	3 .08	44.0
(34.12)	34,738	0 .76 (c)	2 .57	86.8
5.00	76,666	0 .74 (c)	1 .74	84 .0 (d)
17.86	70,163	0.91	1 .49	87.0

5.85	489,048	0.50	3 .64	79.1 (f)
6.47	233,789	0.50	4 .18	22.4
4.68	152,711	0 .51 (c)	4 .63	9.9
6.58	226,615	0 .50 (c)	4 .73	6.2
4.45	259,054	0.53	4 .54	16.0

5.65	1,457	0.75	3 .45	79.1 (f)
6.21	1,675	0.75	3 .99	22.4
4.41	2,085	0 .76 (c)	4 .38	9.9
6.21	3,322	0 .75 (c)	4 .47	6.2
4.22	5,041	0.78	4 .29	16.0

18.67	193,048	1.39	0 .88	102.3
68.65	170,508	1.35	1 .19	128.5
(54.86)	96,371	1.45	1 .23	133.3
42.11	226,564	1.41	1 .02	137.7
38.32	121,211	1.44	1 .04	127.0

13.25	182,047	0 .75 (c)	1 .15	34.7
29.67	183,485	0 .75 (c)	1 .51	79.0
(36.41)	159,837	0 .77 (c)	1 .30	62.7
5.21	271,426	0 .74 (c)	0 .96	80 .0 (g)
15.72	202,369	0.76	1 .09	50.7

12.97	850	1 .00 (c)	0 .90	34.7
29.28	832	1 .00 (c)	1 .27	79.0
(36.50)	875	1 .02 (c)	1 .00	62.7
5.28 (i)	2,727	0.99 (c),(j)	0 .69 (j)	80 .0 (g),(j)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.
(e) Effective July 19, 2010, Mortgage Securities Account changed its name to Government & High Quality Bond Account.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of Government & High Quality Bond Account.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(i) Total return amounts have not been annualized.
(j) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH ACCOUNT
Class 1 shares
2010	$12.78	$0 .01	$2 .34	$2 .35	($0 .01)	$–	($0 .01)	$15.12
2009	10.14	–	2 .72	2 .72	(0 .08)	–	(0 .08)	12 .78
2008	17.92	0 .07	(7 .78)	(7 .71)	(0 .07)	–	(0 .07)	10 .14
2007	14.57	0 .05	3 .33	3 .38	(0 .03)	–	(0 .03)	17 .92
2006	13.29	0 .09	1 .23	1 .32	(0 .04)	–	(0 .04)	14 .57
Class 2 shares
2010	12.80	(0 .03)	2 .34	2 .31	–	–	–	15 .11
2009	10.13	(0 .03)	2 .74	2 .71	(0 .04)	–	(0 .04)	12 .80
2008	17.90	0 .04	(7 .78)	(7 .74)	(0 .03)	–	(0 .03)	10 .13
2007(e)	14.63	0 .01	3 .26	3 .27	–	–	–	17 .90
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2010	17.89	0 .01	3 .50	3 .51	(0 .03)	–	(0 .03)	21 .37
2009	11.72	0 .02	6 .16	6 .18	(0 .01)	–	(0 .01)	17 .89
2008	19.76	–	(8 .01)	(8 .01)	(0 .03)	–	(0 .03)	11 .72
2007	18.30	0 .03	1 .53	1 .56	(0 .10)	–	(0 .10)	19 .76
2006	17.23	0 .10	0 .97	1 .07	–	–	–	18 .30
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2010	7.88	0 .15	1 .00	1 .15	(0 .12)	–	(0 .12)	8 .91
2009	6.52	0 .14	1 .53	1 .67	(0 .31)	–	(0 .31)	7 .88
2008	10.83	0 .18	(4 .05)	(3 .87)	(0 .22)	(0.22)	(0 .44)	6 .52
2007	10.44	0 .19	0 .35	0 .54	(0 .15)	–	(0 .15)	10 .83
2006	9.16	0 .16	1 .25	1 .41	(0 .13)	–	(0 .13)	10 .44
LARGECAP VALUE ACCOUNT
Class 1 shares
2010	21.34	0 .30	2 .68	2 .98	(0 .40)	–	(0 .40)	23 .92
2009	19.29	0 .42	2 .60	3 .02	(0 .97)	–	(0 .97)	21 .34
2008	34.70	0 .59	(11 .32)	(10 .73)	(0 .68)	(4.00)	(4 .68)	19 .29
2007	37.34	0 .63	(0 .46)	0 .17	(0 .61)	(2.20)	(2 .81)	34 .70
2006	34.59	0 .59	5 .74	6 .33	(0 .57)	(3.01)	(3 .58)	37 .34

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses	Ratio of Net Investment
Total	Period (in	to Average Net	Income to Average Net	Portfolio
Return(b)	thousands)	Assets	Assets	Turnover Rate

18.38%	$207,114	0.69%	0.04%	61.1%
27.01	241,670	0.69	0.01	89.5
(43.16)	173,642	0.69 (c)	0.50	87.6
23.20	395,726	0.68 (c)	0.34	105 .4 (d)
9.92	128,867	0.61	0.63	99.3

18.05	691	0.94	(0.20)	61.1
26.80	635	0.94	(0.24)	89.5
(43.30)	538	0.94 (c)	0.24	87.6
22.35 (f)	1,372	0.93 (c),(g)	0.09 (g)	105 .4 (d),(g)

19.61	251,943	0.76 (c)	0.07	54.0
52.71	221,953	0.78 (c)	0.11	87.8
(40.60)	157,138	0.77	(0.01)	58.1
8.52	301,223	0.75	0.14	56.5
6.21	270,071	0.76	0.60	52.1

14.67	352,580	0.27	1.83	21.1
26.31	116,266	0.27	2.05	15.9
(37.10)	97,677	0.27	2.02	13.8
5.15	195,489	0.26	1.73	12.7
15.57	221,327	0.26	1.68	12.5

14.08	164,949	0.61	1.38	214.6
16.30	154,829	0.61	2.21	144.8
(35.16)	145,811	0.61	2.18	133.5
(0.10)	270,351	0.60	1.70	107.5
19.95	292,503	0.60	1.73	85.9

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through
January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP BLEND ACCOUNT
Class 1 shares
2010	$31.25	$0.46	$7 .00	$7 .46	($0 .88)	$–	($0 .88)	$37.83
2009	24.93	0 .21	7 .83	8 .04	(0 .24)	(1.48)	(1 .72)	31 .25
2008	42.05	0 .18	(12 .82)	(12 .64)	(0 .23)	(4.25)	(4 .48)	24 .93
2007	42.26	0 .21	3 .96	4 .17	(0 .28)	(4.10)	(4 .38)	42 .05
2006	42.54	0 .27	5 .11	5 .38	(0 .46)	(5.20)	(5 .66)	42 .26
Class 2 shares
2010	31.23	0 .35	7 .03	7 .38	(0 .79)	–	(0 .79)	37 .82
2009(c)	28.70	0 .14	2 .39	2 .53	–	–	–	31 .23
MONEY MARKET ACCOUNT
Class 1 shares
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .03	–	0 .03	(0 .03)	–	(0 .03)	1 .00
2007	1.00	0 .05	–	0 .05	(0 .05)	–	(0 .05)	1 .00
2006	1.00	0 .05	–	0 .05	(0 .05)	–	(0 .05)	1 .00
Class 2 shares
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0 .02	–	0 .02	(0 .02)	–	(0 .02)	1 .00
2007(h)	1.00	0 .04	–	0 .04	(0 .04)	–	(0 .04)	1 .00
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2010	9.63	0 .30	0 .99	1 .29	(0 .43)	–	(0 .43)	10 .49
2009	8.07	0 .47	1 .49	1 .96	(0 .38)	(0.02)	(0 .40)	9 .63
2008	12.94	0 .38	(4 .02)	(3 .64)	(0 .47)	(0.76)	(1 .23)	8 .07
2007	12.76	0 .67	(0 .19)	0 .48	(0 .16)	(0.14)	(0 .30)	12 .94
2006	11.37	0 .25	1 .15	1 .40	(0 .01)	–	(0 .01)	12 .76
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2010	9.97	0 .28	1 .16	1 .44	(0 .39)	–	(0 .39)	11 .02
2009	8.11	0 .43	1 .74	2 .17	(0 .31)	–	(0 .31)	9 .97
2008	13.86	0 .33	(4 .58)	(4 .25)	(0 .51)	(0.99)	(1 .50)	8 .11
2007	13.37	0 .71	(0 .06)	0 .65	(0 .07)	(0.09)	(0 .16)	13 .86
2006	11.61	0 .15	1 .61	1 .76	–	–	–	13 .37

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses	Ratio of Gross		Portfolio
Total	Period (in	to Average Net	Expenses to	Ratio of Net Investment	Turnover
Return(b)	thousands)	Assets	Average Net Assets	Income to Average Net Assets	Rate

24.10%	$551,589	0.57%	–%	1.37%	20.9%
33.76	379,151	0.61	–	0.79	25.4
(33.92)	269,185	0.58	–	0.50	19.6
9.45	472,587	0.56	–	0.49	28.0
14.23	457,649	0.57	–	0.68	40.8

23.83	11,327	0.82	–	1.05	20.9
8.82 (d)	10,010	0.83 (e)	–	1.43 (e)	25 .4 (e)

0.00	314,976	0.32	0.45 (f)	0.00	N/A
0.22	381,238	0.42	0 .45 (f)	0.24	N/A
2.58	455,594	0.45 (g)	–	2.47	N/A
4.94	272,347	0.47 (g)	–	4.81	N/A
4.67	180,210	0.49	–	4.59	N/A

0.00	2,478	0.32	0 .70 (f)	0.00	N/A
0.18	4,229	0.49	0 .70 (f)	0.27	N/A
2.33	15,013	0.70 (g)	–	2.13	N/A
4.59 (d)	4,646	0.72 (e),(g)	–	4.55 (e)	N/A

13.93	48,831	0.04 (i)	–	3.01	42.1
25.07	43,345	0.08 (i)	–	5.53	29.3
(30.91)	32,113	0.15 (g),(i)	–	3.58	26.0
3.74	44,891	0.13 (g),(i)	–	5.13	67.0
12.30	26,936	0.16 (i)	0 .16 (i),(j)	2.09	31.5

15.05	201,014	0.04 (i)	–	2.73	37.6
27.49	177,887	0.08 (i)	–	4.98	20.7
(34.16)	126,555	0.13 (g),(i)	–	3.00	14.6
4.87	179,244	0.12 (g),(i)	–	5.12	60.3
15.16	98,599	0.13 (i)	0 .14 (i),(j)	1.23	13.2

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from September 9, 2009 date operations commenced, through December 31, 2009
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Underwriter.
(g) Reflects Manager's contractual expense limit.
(h) Period from January 8, 2007 date operations commenced, through December 31, 2007
(i) Does not include expenses of the investment companies in which the Account invests.
(j) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2010	$9.85	$0.24	$1 .24	$1 .48	($0 .24)	$–	($0 .24)	$11.09
2009	7.86	0 .35	1 .83	2 .18	(0 .18)	(0.01)	(0 .19)	9 .85
2008	13.99	0 .29	(4 .85)	(4 .56)	(0 .50)	(1.07)	(1 .57)	7 .86
2007	13.35	0 .71	0 .09	0 .80	(0 .06)	(0.10)	(0 .16)	13 .99
2006	11.63	0 .12	1 .60	1 .72	–	–	–	13 .35
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2010	10.00	0 .21	1 .33	1 .54	(0 .23)	–	(0 .23)	11 .31
2009	7.94	0 .28	2 .02	2 .30	(0 .24)	–	(0 .24)	10 .00
2008	14.37	0 .26	(5 .22)	(4 .96)	(0 .45)	(1.02)	(1 .47)	7 .94
2007	13.60	0 .75	0 .14	0 .89	(0 .05)	(0.07)	(0 .12)	14 .37
2006	11.82	0 .11	1 .67	1 .78	–	–	–	13 .60
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2010	9.89	0 .18	1 .39	1 .57	(0 .22)	–	(0 .22)	11 .24
2009	7.80	0 .25	2 .05	2 .30	(0 .21)	–	(0 .21)	9 .89
2008	14.48	0 .24	(5 .30)	(5 .06)	(0 .48)	(1.14)	(1 .62)	7 .80
2007	13.68	0 .73	0 .18	0 .91	(0 .03)	(0.08)	(0 .11)	14 .48
2006	11.85	0 .08	1 .75	1 .83	–	–	–	13 .68
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2010	9.66	0 .35	0 .70	1 .05	(0 .49)	–	(0 .49)	10 .22
2009	8.64	0 .57	1 .00	1 .57	(0 .47)	(0.08)	(0 .55)	9 .66
2008	12.12	0 .52	(3 .25)	(2 .73)	(0 .42)	(0.33)	(0 .75)	8 .64
2007	12.15	0 .61	(0 .36)	0 .25	(0 .17)	(0.11)	(0 .28)	12 .12
2006	11.05	0 .27	0 .86	1 .13	(0 .02)	(0.01)	(0 .03)	12 .15
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2010	10.83	0 .26	2 .49	2 .75	(0 .37)	–	(0 .37)	13 .21
2009	8.75	0 .25	2 .19	2 .44	(0 .36)	–	(0 .36)	10 .83
2008	19.06	0 .25	(4 .11)	(3 .86)	(0 .41)	(6.04)	(6 .45)	8 .75
2007	26.09	0 .35	(4 .45)	(4 .10)	(0 .20)	(2.73)	(2 .93)	19 .06
2006	20.51	0 .23	6 .84	7 .07	(0 .39)	(1.10)	(1 .49)	26 .09
Class 2 shares
2010	10.91	0 .23	2 .50	2 .73	(0 .34)	–	(0 .34)	13 .30
2009	8.76	0 .22	2 .22	2 .44	(0 .29)	–	(0 .29)	10 .91
2008	19.06	0 .20	(4 .10)	(3 .90)	(0 .36)	(6.04)	(6 .40)	8 .76
2007(g)	25.65	0 .27	(4 .00)	(3 .73)	(0 .13)	(2.73)	(2 .86)	19 .06

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses	Ratio of Gross
	Period (in	to Average Net	Expenses to	Ratio of Net Investment	Portfolio
Total Return(b)	thousands)	Assets	Average Net Assets	Income to Average Net Assets	Turnover Rate

15.40%	$82,436	0 .04%(c)	–%	2 .33%	36 .2%
28.22	64,909	0.07 (c)	–	4 .12	8 .3
(36.42)	25,504	0.16 (c),(d)	–	2 .63	18 .0
5.97	31,304	0.13 (c),(d)	–	5 .11	66 .7
14.83	15,224	0.16 (c)	0 .21 (c),(e)	0 .95	37.8

15.81	21,199	0.06 (c)	–	2 .06	41 .6
29.55	15,935	0.08 (c),(d)	–	3 .31	18 .6
(38.16)	11,368	0.13 (c),(d)	–	2 .28	22 .6
6.54	16,244	0.13 (c),(d)	–	5 .27	72 .7
15.13	7,256	0.13 (c)	0 .32 (c),(e)	0 .83	29.8

16.21	13,127	0.08 (c)	–	1 .80	45 .1
30.04	10,778	0.08 (c),(d)	–	2 .98	16 .8
(39.05)	7,231	0.12 (c),(d)	–	2 .12	16 .1
6.62	9,500	0.12 (c),(d)	–	5 .06	93 .1
15.49	5,210	0.12 (c)	0 .44 (c),(e)	0 .63	36.4

11.24	28,399	0.05 (c)	–	3 .51	40 .5
18.95	23,877	0.08 (c),(d)	–	6 .39	36 .6
(23.89)	17,064	0.14 (c),(d)	–	4 .93	26 .8
2.12	21,210	0.13 (c),(d)	–	5 .03	54 .4
10.26	12,655	0.14 (c)	0 .21 (c),(e)	2 .36	20.9

25.70	140,922	0.89	–	2 .16	48 .0
28.92	160,251	0.90	–	2 .96	59 .9
(32.86)	127,836	0 .89 (d)	–	1 .77	47 .2
(17.69)	204,752	0 .86 (d)	–	1 .51	81 .3 (f)
36.61	255,955	0.87	–	1 .01	35 .8

25.29	442	1.14	–	1 .92	48 .0
28.69	484	1.15	–	2 .68	59 .9
(33.01)	568	1 .14 (d)	–	1 .35	47 .2
(16.50) (h)	1,441	1.11 (d),(i)	–	1.17 (i)	81.3 (f),(i)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Account invests.
(d) Reflects Manager's contractual expense limit.
(e) Excludes expense reimbursement from Manager.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(g) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through
January 8, 2007.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2010	$13 .73	$0.42	$1 .38	$1 .80	($0 .51)	$–	($0 .51)	$15.02
2009	11 .95	0 .64	2 .05	2 .69	(0 .52)	(0.39)	(0 .91)	13 .73
2008	19 .17	0 .62	(4 .93)	(4 .31)	(0 .71)	(2.20)	(2 .91)	11 .95
2007	18 .09	0 .64	0 .92	1 .56	(0 .48)	–	(0 .48)	19 .17
2006	16 .72	0 .41	1 .33	1 .74	(0 .37)	–	(0 .37)	18 .09
Class 2 shares
2010	13 .64	0 .36	1 .40	1 .76	(0 .48)	–	(0 .48)	14 .92
2009	11 .85	0 .56	2 .09	2 .65	(0 .47)	(0.39)	(0 .86)	13 .64
2008	19 .04	0 .64	(4 .97)	(4 .33)	(0 .66)	(2.20)	(2 .86)	11 .85
2007	17 .97	0 .58	0 .92	1 .50	(0 .43)	–	(0 .43)	19 .04
2006	16 .61	0 .37	1 .32	1 .69	(0 .33)	–	(0 .33)	17 .97
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2010	10 .94	0 .40	0 .84	1 .24	(0 .50)	–	(0 .50)	11 .68
2009	9 .49	0 .65	1 .29	1 .94	(0 .34)	(0.15)	(0 .49)	10 .94
2008	13 .07	0 .50	(2 .77)	(2 .27)	(0 .47)	(0.84)	(1 .31)	9 .49
2007	12 .74	0 .52	0 .43	0 .95	(0 .45)	(0.17)	(0 .62)	13 .07
2006	12 .07	0 .39	0 .64	1 .03	(0 .33)	(0.03)	(0 .36)	12 .74
Class 2 shares
2010	10 .85	0 .35	0 .88	1 .23	(0 .48)	–	(0 .48)	11 .60
2009	9 .41	0 .56	1 .33	1 .89	(0 .30)	(0.15)	(0 .45)	10 .85
2008	12 .97	0 .57	(2 .85)	(2 .28)	(0 .44)	(0.84)	(1 .28)	9 .41
2007	12 .64	0 .49	0 .43	0 .92	(0 .42)	(0.17)	(0 .59)	12 .97
2006	11 .98	0 .36	0 .64	1 .00	(0 .31)	(0.03)	(0 .34)	12 .64
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2010	13 .80	0 .31	1 .72	2 .03	(0 .47)	–	(0 .47)	15 .36
2009	12 .34	0 .47	2 .43	2 .90	(0 .68)	(0.76)	(1 .44)	13 .80
2008	21 .18	0 .57	(6 .78)	(6 .21)	(0 .72)	(1.91)	(2 .63)	12 .34
2007	19 .70	0 .57	1 .26	1 .83	(0 .35)	–	(0 .35)	21 .18
2006	17 .85	0 .28	1 .86	2 .14	(0 .29)	–	(0 .29)	19 .70
Class 2 shares
2010	13 .69	0 .27	1 .71	1 .98	(0 .44)	–	(0 .44)	15 .23
2009	12 .24	0 .43	2 .41	2 .84	(0 .63)	(0.76)	(1 .39)	13 .69
2008	21 .03	0 .57	(6 .78)	(6 .21)	(0 .67)	(1.91)	(2 .58)	12 .24
2007	19 .56	0 .51	1 .26	1 .77	(0 .30)	–	(0 .30)	21 .03
2006	17 .73	0 .23	1 .86	2 .09	(0 .26)	–	(0 .26)	19 .56

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses		Portfolio
Total	Period (in	to Average Net	Ratio of Net Investment	Turnover
Return(b)	thousands)	Assets	Income to Average Net Assets	Rate

13.61%	$828,276	0.24%(c)	2.97%	36 .3%
23.84	728,979	0.25 (c)	5.19	3 .2
(26.18)	387,339	0.25 (c),(d)	4.04	39 .1
8.67	481,245	0.23 (c),(d)	3.40	42 .1
10.61	507,193	0.27 (c)	2.39	11 .0

13.34	107,086	0.49 (c)	2.59	36 .3
23.63	110,253	0.50 (c)	4.62	3 .2
(26.42)	113,639	0.50 (c),(d)	4.09	39 .1
8.39	212,465	0.48 (c),(d)	3.13	42 .1
10.38	224,203	0.52 (c)	2.14	11 .0

11.84	178,249	0.24 (c)	3.56	34 .4
21.15	154,208	0.25 (c)	6.53	9 .1
(19.21)	74,246	0.26 (c),(d)	4.51	46 .1
7.55	50,531	0.24 (c),(d)	4.05	45 .0
8.83	43,249	0.33 (c)	3.22	11 .0

11.73	15,761	0.49 (c)	3.18	34 .4
20.72	15,895	0.50 (c)	5.77	9 .1
(19.41)	17,277	0.51 (c),(d)	4.95	46 .1
7.34	29,194	0.49 (c),(d)	3.85	45 .0
8.50	32,716	0.58 (c)	2.97	11 .0

15.22	140,207	0.24 (c)	2.21	42 .2
25.70	128,572	0.25 (c)	3.82	12 .0
(33.11)	103,553	0.25 (c),(d)	3.34	24 .4
9.29	251,682	0.23 (c),(d)	2.74	46 .8
12.20	284,083	0.28 (c)	1.50	8 .0

14.92	84,941	0.49 (c)	1.92	42 .2
25.35	81,513	0.50 (c)	3.55	12 .0
(33.30)	70,419	0.50 (c),(d)	3.38	24 .4
9.04	129,346	0.48 (c),(d)	2.47	46 .8
11.95	124,555	0.53 (c)	1.25	8 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2010	$11 .95	$0.51	$0 .69	$1 .20	($0 .65)	$–	($0 .65)	$12.50
2009	10 .58	0 .82	1 .21	2 .03	(0 .55)	(0.11)	(0 .66)	11 .95
2008	14 .36	0 .56	(2 .25)	(1 .69)	(0 .90)	(1.19)	(2 .09)	10 .58
2007	14 .42	0 .67	0 .18	0 .85	(0 .69)	(0.22)	(0 .91)	14 .36
2006	14 .08	0 .56	0 .36	0 .92	(0 .57)	(0.01)	(0 .58)	14 .42
Class 2 shares
2010	11 .87	0 .45	0 .72	1 .17	(0 .62)	–	(0 .62)	12 .42
2009	10 .49	0 .72	1 .27	1 .99	(0 .50)	(0.11)	(0 .61)	11 .87
2008	14 .26	0 .66	(2 .38)	(1 .72)	(0 .86)	(1.19)	(2 .05)	10 .49
2007	14 .32	0 .63	0 .19	0 .82	(0 .66)	(0.22)	(0 .88)	14 .26
2006	13 .98	0 .53	0 .36	0 .89	(0 .54)	(0.01)	(0 .55)	14 .32
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2010	14 .83	0 .28	2 .09	2 .37	(0 .38)	–	(0 .38)	16 .82
2009	12 .28	0 .42	2 .82	3 .24	(0 .50)	(0.19)	(0 .69)	14 .83
2008	23 .91	0 .44	(7 .99)	(7 .55)	(0 .76)	(3.32)	(4 .08)	12 .28
2007	22 .07	0 .55	1 .57	2 .12	(0 .28)	–	(0 .28)	23 .91
2006	19 .74	0 .23	2 .32	2 .55	(0 .22)	–	(0 .22)	22 .07
Class 2 shares
2010	14 .73	0 .23	2 .10	2 .33	(0 .35)	–	(0 .35)	16 .71
2009	12 .20	0 .37	2 .80	3 .17	(0 .45)	(0.19)	(0 .64)	14 .73
2008	23 .77	0 .50	(8 .04)	(7 .54)	(0 .71)	(3.32)	(4 .03)	12 .20
2007	21 .95	0 .47	1 .57	2 .04	(0 .22)	–	(0 .22)	23 .77
2006	19 .64	0 .17	2 .32	2 .49	(0 .18)	–	(0 .18)	21 .95
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2010	2 .46	0 .06	0 .04	0 .10	(0 .05)	–	(0 .05)	2 .51
2009	2 .41	0 .09	0 .14	0 .23	(0 .18)	–	(0 .18)	2 .46
2008	2 .50	0 .10	(0 .11)	(0 .01)	(0 .08)	–	(0 .08)	2 .41
2007	2 .52	0 .11	–	0 .11	(0 .13)	–	(0 .13)	2 .50
2006	2 .52	0 .11	–	0 .11	(0 .11)	–	(0 .11)	2 .52
Class 2 shares
2010	2 .45	0 .06	0 .05	0 .11	(0 .05)	–	(0 .05)	2 .51
2009	2 .39	0 .08	0 .15	0 .23	(0 .17)	–	(0 .17)	2 .45
2008	2 .49	0 .09	(0 .12)	(0 .03)	(0 .07)	–	(0 .07)	2 .39
2007	2 .51	0 .11	(0 .01)	0 .10	(0 .12)	–	(0 .12)	2 .49
2006	2 .51	0 .10	–	0 .10	(0 .10)	–	(0 .10)	2 .51

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses		Portfolio
Total	Period (in	to Average Net	Ratio of Net Investment	Turnover
Return(b)	thousands)	Assets	Income to Average Net Assets	Rate

10.51%	$183,764	0.24%(c)	4.22%	31 .5%
19.95	156,696	0.25 (c)	7.39	20 .1
(13.76)	98,000	0.25 (c),(d)	4.50	53 .9
6.09	113,970	0.24 (c),(d)	4.66	28 .4
6.84	126,456	0.29 (c)	3.99	6 .0

10.26	20,147	0.49 (c)	3.70	31 .5
19.63	22,043	0.50 (c)	6.58	20 .1
(14.02)	26,751	0.50 (c),(d)	5.27	53 .9
5.86	53,025	0.49 (c),(d)	4.39	28 .4
6.61	63,097	0.54 (c)	3.74	6 .0

16.40	81,821	0.24 (c)	1.82	51 .7
27.45	66,315	0.25 (c)	3.25	8 .1
(37.42)	44,945	0.25 (c),(d)	2.36	31 .8
9.61	150,975	0.24 (c),(d)	2.34	45 .7
13.06	146,789	0.29 (c)	1.10	7 .0

16.18	69,749	0.49 (c)	1.53	51 .7
27.04	61,006	0.50 (c)	2.92	8 .1
(37.56)	48,224	0.50 (c),(d)	2.81	31 .8
9.34	80,715	0.49 (c),(d)	2.04	45 .7
12.77	69,965	0.54 (c)	0.85	7 .0

4.20	224,344	0.50	2.49	85 .4 (e)
9.94	74,934	0.51	3.55	24 .6
(0.57)	37,975	0.52 (d)	4.05	40 .1
4.50	76,165	0.50 (d)	4.56	46 .8
4.59	42,466	0.61	4.30	13 .0

4.37	1,901	0.75	2.45	85 .4 (e)
9.81	1,887	0.76	3.36	24 .6
(1.23)	1,662	0.77 (d)	3.81	40 .1
4.24	2,386	0.75 (d)	4.33	46 .8
4.24	3,221	0.86	4.05	13 .0

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Account.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP BLEND ACCOUNT
Class 1 shares
2010	$6.72	$0 .03	$1 .59	$1 .62	($0 .03)	$–	($0 .03)	$8 .31
2009	5.54	0 .04	1 .18	1 .22	(0 .04)	–	(0 .04)	6 .72
2008	9.82	0 .03	(3 .28)	(3 .25)	(0 .04)	(0.99)	(1 .03)	5 .54
2007	10.78	0 .04	0 .24	0 .28	(0 .03)	(1.21)	(1 .24)	9 .82
2006	10.22	0 .03	1 .23	1 .26	(0 .02)	(0.68)	(0 .70)	10 .78
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2010	8.80	(0 .05)	2 .42	2 .37	–	–	–	11 .17
2009	6.68	(0 .05)	2 .17	2 .12	–	–	–	8.80
2008	11.35	(0 .06)	(4 .61)	(4 .67)	–	–	–	6.68
2007	10.81	(0 .07)	0 .61	0 .54	–	–	–	11 .35
2006	9.92	(0 .06)	0 .95	0 .89	–	–	–	10 .81
Class 2 shares
2010	8.73	(0 .08)	2 .41	2 .33	–	–	–	11 .06
2009	6.65	(0 .07)	2 .15	2 .08	–	–	–	8.73
2008	11.32	(0 .08)	(4 .59)	(4 .67)	–	–	–	6.65
2007(e)	10.72	(0 .10)	0 .70	0 .60	–	–	–	11 .32
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2010	10.81	0 .08	2 .73	2 .81	(0 .10)	–	(0 .10)	13 .52
2009	9.51	0 .09	1 .42	1 .51	(0 .21)	–	(0 .21)	10 .81
2008	15.69	0 .14	(4 .60)	(4 .46)	(0 .13)	(1.59)	(1 .72)	9 .51
2007	18.66	0 .13	(1 .68)	(1 .55)	(0 .07)	(1.35)	(1 .42)	15 .69
2006	17.61	0 .09	2 .98	3 .07	(0 .06)	(1.96)	(2 .02)	18 .66
Class 2 shares
2010	10.82	0 .06	2 .73	2 .79	(0 .09)	–	(0 .09)	13 .52
2009	9.51	0 .07	1 .42	1 .49	(0 .18)	–	(0 .18)	10 .82
2008	15.68	0 .10	(4 .57)	(4 .47)	(0 .11)	(1.59)	(1 .70)	9 .51
2007(i)	18.41	0 .08	(1 .43)	(1 .35)	(0 .03)	(1.35)	(1 .38)	15 .68

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net	Ratio of Net Investment	Portfolio
Return(b)	thousands)	Assets	Income to Average Net Assets	Turnover Rate

24.26%	$57,287	0.88%	0.38%	69 .0%
22.18	52,533	0.88	0.63	87 .5
(36.73)	48,620	0.88	0.41	65 .3
1.65	92,456	0.86	0.34	53 .9
12.70	103,131	0.87	0.32	132 .3

26.93	56,856	1.03 (c)	(0.59)	82 .2
31.74	77,315	1.02 (c)	(0.68)	134 .6
(41.15)	59,137	1.05 (c)	(0.65)	83 .8
5.00	103,626	1.01 (c)	(0.59)	86 .5 (d)
8.97	73,327	1.02	(0.62)	77 .6

26.69	3,015	1.28 (c)	(0.82)	82 .2
31.28	2,529	1.27 (c)	(0.93)	134 .6
(41.25)	2,102	1.30 (c)	(0.90)	83 .8
5.60 (f)	3,968	1.26 (c),(g)	(0.84) (g)	86 .5 (d),(g)

26.06	114,144	0.99 (c)	0.70	63 .8
16.20	133,755	1.00 (c)	0.99	75 .9
(31.82)	116,467	1.01 (c)	1.07	56 .1
(9.52)	178,698	1.01 (c)	0.71	55 .0 (h)
18.64	171,973	1.11	0.49	49 .0

25.81	169	1.24 (c)	0.52	63 .8
15.88	104	1.25 (c)	0.74	75 .9
(31.89)	101	1.26 (c)	0.78	56 .1
(8 .51) (f)	237	1 .26 (c),(g)	0 .48 (g)	55 .0 (g),(h)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(e) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through
January 8, 2007.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(i) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through
January 8, 2007.

APPENDIX A

Index Abbreviations

Some of the indices in the prospectus are identified with abbreviations. The abbreviations for those indices are spelled out below:

Index Name shown in the
Average Annual Total Returns Table	Full Index Name
MSCI – Emerging Markets NDTR D Index	Morgan Stanley Capital International Emerging Markets
Net Dividend Total Return Dollar Index

MSCI ACWI Ex-US Index	Morgan Stanley Capital International All Country World
Index Ex United States Index

MSCI EAFE Index NDTR D	Morgan Stanley Capital International Europe,
Australasia, and Far East Index Net Dividend Total
Return Dollar Index

MSCI US REIT Index	Morgan Stanley Capital International United States Real
Estate Investment Trust Index

APPENDIX B

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG
1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that
Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+”
designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-
looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated May 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of
Additional Information and the Fund’s annual and semi-annual reports can be obtained free of charge by writing
Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its annual and semi-annual reports and Statement of Additional Information available, free of charge, on www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-852-4450.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference
Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Accounts. There can be no assurance that the Money Market Account will be able to maintain a stable share price of $1.00 per share.

Shares of the Accounts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Accounts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency.

Principal Variable Contracts Funds, Inc. SEC File 811-01944